     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 29, 1999
                                                              FILE NO. 33-64875
                                                              FILE NO. 811-7445
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                          REGISTRATION STATEMENT UNDER THE
                               SECURITIES ACT OF 1933                      / /
                           POST-EFFECTIVE AMENDMENT NO. 6                  /X/
                                        AND
                          REGISTRATION STATEMENT UNDER THE
                           INVESTMENT COMPANY ACT OF 1940                  / /
                                  AMENDMENT NO. 7                          /X/

                            ------------------------

                           SEI ASSET ALLOCATION TRUST
               (Exact Name of Registrant as Specified in Charter)

                         C/O THE CT CORPORATION SYSTEM
                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, including Area Code (610) 254-1000

                               EDWARD D. LOUGHLIN
                          C/O SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

     Richard W. Grant, Esquire               John H. Grady, Jr., Esquire
     Morgan, Lewis & Bockius LLP             Morgan, Lewis & Bockius LLP
     1701 Market Street                      1701 Market Street
     Philadelphia, Pennsylvania 19103        Philadelphia, Pennsylvania 19103

                            ------------------------

      Title of Securities Being Registered...Units of Beneficial Interest

 It is proposed that this filing will become effective (check appropriate box)

   /X/     immediately upon filing pursuant to paragraph (b)
   / /     on July 29, 1998, pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     on July 29, 1999 pursuant to paragraph (a)(1) of Rule 485
   / /     75 days after filing pursuant to paragraph (a)(2)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              SEI
              Asset
              Allocation
              Trust
                                 CLASS A SHARES

                                   PROSPECTUS
                                 JULY 31, 1999

           ---------------------------------------------------------

                      DIVERSIFIED CONSERVATIVE INCOME FUND
                         DIVERSIFIED CONSERVATIVE FUND
                    DIVERSIFIED GLOBAL MODERATE GROWTH FUND
                        DIVERSIFIED MODERATE GROWTH FUND
                         DIVERSIFIED GLOBAL GROWTH FUND
                         DIVERSIFIED GLOBAL STOCK FUND
                          DIVERSIFIED U.S. STOCK FUND
           ---------------------------------------------------------
                              INVESTMENT ADVISER:
                     SEI INVESTMENTS MANAGEMENT CORPORATION


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY
      FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
                                   COMPLETE.


                IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

    SEI Asset
    Allocation Trust

ABOUT THIS PROSPECTUS
------------------------------------------------------------------------



The SEI Asset Allocation Trust is a mutual fund that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.



This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return which is common to each of the Funds. For more detailed information about each Fund, please see:



     DIVERSIFIED CONSERVATIVE INCOME FUND.................................4


     DIVERSIFIED CONSERVATIVE FUND........................................6


     DIVERSIFIED GLOBAL MODERATE GROWTH FUND..............................8


     DIVERSIFIED MODERATE GROWTH FUND....................................10


     DIVERSIFIED GLOBAL GROWTH FUND......................................12


     DIVERSIFIED GLOBAL STOCK FUND.......................................14


     DIVERSIFIED U.S. STOCK FUND.........................................16


     THE FUNDS' OTHER INVESTMENTS........................................18


     INFORMATION ABOUT THE UNDERLYING SEI FUNDS..........................18


     INVESTMENT ADVISER..................................................22


     PURCHASING, SELLING AND EXCHANGING SHARES...........................22


     DIVIDENDS AND DISTRIBUTIONS.........................................24


     TAXES...............................................................24


     FINANCIAL HIGHLIGHTS................................................25

     HOW TO OBTAIN MORE INFORMATION ABOUT
     SEI ASSET ALLOCATION TRUST..................................Back Cover

--------------------------------------------------------------------------------
THE FUNDS AND GLOBAL ASSET ALLOCATION

STRATEGIES: Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds attempt to implement those strategies by investing in certain mutual funds ("Underlying SEI Funds"), most of which are managed by SIMC. The degree to which a Fund is invested in particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk and reward potential represented by each Fund. Because of the historical lack of correlation between various asset classes, an investment in the Funds may reduce an investor's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (I.E., the Underlying SEI Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of the Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

                                                                    PROSPECTUS 3


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. SIMC invests Fund assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are a separately-managed series of the following investment companies: SEI Institutional Managed Trust ("SIMT"), SEI Institutional International Trust ("SIT"), and SEI Liquid Asset Trust ("SLAT"). The Underlying SEI Funds each invest primarily in domestic or foreign equity securities, fixed-income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that any Fund will achieve its goal. SIMC's judgments about the markets, the economy, or asset classes may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.


The value of your investment in a Fund is based on the market prices of the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.


--------------------------------------------------------------------------------
YEAR 2000 RISKS


Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' mission critical service providers. The Funds have also sought and received assurances from these service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. Whether these steps will be effective can only be known for certain in the year 2000. While such assurances have been received, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Underlying SEI Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

4 PROSPECTUS

DIVERSIFIED CONSERVATIVE INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                                     Current income and capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Low to medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in investment grade U.S. fixed income
                                                    securities, and, to a lesser extent, in U.S.
                                                    common stocks

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Conservative Income Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in an Underlying SEI Fund that invests in investment grade U.S. fixed income securities, including mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest in U.S. common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity                                                                    10-50%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


Fixed Income                                                              50-65%
----------

    SIMT Core Fixed Income


Money Market                                                               0-30%
------------

    SLAT Prime Obligation


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of the Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                    PROSPECTUS 5

                                            DIVERSIFIED CONSERVATIVE INCOME FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years.*


                       1997                                               13.67%
                       1998                                               15.62%



                   BEST QUARTER                                       WORST QUARTER
                      6.55%                                               -1.24%
                    (6/30/97)                                           (9/30/98)



* The performance information shown above is based on a calendar year. The Fund's Class A total return from January 1, 1999, to June 30, 1999, was 0.53%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 1998, to those of the Lehman Aggregate Bond Index.



                                                       SINCE INCEPTION
CLASS A SHARES                            1 YEAR          (6/13/96)
---------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND      11.33%            12.50%
---------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX*               8.67%             9.35%**
---------------------------------------------------------------------------



* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely recognized market value-weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.


** THE INCEPTION DATE FOR THE INDEX IS JUNE 30, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.35%
                                                       -------
Total Annual Fund Operating Expenses                     0.45%*



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:



DIVERSIFIED CONSERVATIVE INCOME FUND -- CLASS A SHARES  0.12%


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."


The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.64%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified Conservative
  Income Fund                     $46       $144       $252        $567

6 PROSPECTUS

DIVERSIFIED CONSERVATIVE FUND

FUND SUMMARY

INVESTMENT GOAL                                     Current income and capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in investment grade U.S. and foreign
                                                    fixed income securities and, to a lesser extent,
                                                    in common stocks

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Conservative Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest in U.S. and foreign common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity                                                                    15-50%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


    SIT International Equity


Fixed Income                                                              50-80%
----------

    SIMT Core Fixed Income


    SIT International Fixed Income


Money Market                                                               0-30%
------------
    SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                    PROSPECTUS 7

                                                   DIVERSIFIED CONSERVATIVE FUND
PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Sharesfrom year to year for two years.*


                       1997                                               13.67%
                       1998                                               15.62%



                  BEST QUARTER                                        WORST QUARTER
                      9.74%                                               -2.70%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 0.00%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 1998, to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.



                                                       SINCE INCEPTION
CLASS A SHARES                            1 YEAR          (6/26/96)
---------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND             15.62%              14.95%
---------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX*               8.67%               9.35%**
---------------------------------------------------------------------------
WILSHIRE 5000 INDEX*                      23.43%              29.93%**
---------------------------------------------------------------------------



* An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely recognized market value-weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year. The Wilshire 5000 is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of common stocks issued by all companies with headquarters located in the U.S. and with readily available price data. Approximately 6,000 securities are included in the index.


** The inception date for each Index is June 30, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.35%
                                                       -------
Total Annual Fund Operating Expenses                     0.45%*



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser is voluntarily waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:



DIVERSIFIED CONSERVATIVE FUND -- CLASS A SHARES         0.12%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF SHARES."


The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.80%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified Conservative Fund     $46       $144       $252        $567

8 PROSPECTUS

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation and current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in U.S. and foreign common stocks and
                                                    investment grade fixed income securities

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Global Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:
                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity                                                                    30-75%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


    SIT International Equity


    SIT Emerging Markets Equity

Fixed Income                                                              25-70%
----------

    SIMT Core Fixed Income


    SIMT High Yield Bond


    SIT International Fixed Income


    SIT Emerging Markets Debt

Money Market                                                               0-30%
------------

    SLAT Prime Obligation


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investing in Underlying SEI Funds that invest in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                   PROSPECTUS 9

                                         DIVERSIFIED GLOBAL MODERATE GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years.*


                       1997                                               16.18%
                       1998                                               11.22%



                   BEST QUARTER                                        WORST QUARTER
                      13.45%                                              -9.37%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 2.03%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 1998, to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.



                                                       SINCE INCEPTION
CLASS A SHARES                            1 YEAR          (12/13/96)
----------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND   11.22%            14.26%
----------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX*               8.67%             9.18%**
----------------------------------------------------------------------------
WILSHIRE 5000 INDEX*                      23.43%            27.30%**
----------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN AGGREGATE BOND INDEX IS A WIDELY RECOGNIZED MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR. THE WILSHIRE 5000 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF COMMON STOCKS ISSUED BY ALL COMPANIES WITH HEADQUARTERS LOCATED IN THE U.S. AND WITH READILY AVAILABLE PRICE DATA. APPROXIMATELY 6,000 SECURITIES ARE INCLUDED IN THE INDEX.


** THE INCEPTION DATE FOR EACH INDEX IS DECEMBER 31, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.39%
                                                       -------
Total Annual Fund Operating Expenses                     0.49%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:



DIVERSIFIED GLOBAL MODERATE GROWTH FUND -- CLASS A
SHARES                                              0.12%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.94%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified Global Moderate
  Growth Fund                     $50       $157       $274        $616

10 PROSPECTUS

DIVERSIFIED MODERATE GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation and current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in U.S. and foreign common stocks and
                                                    investment grade fixed income securities

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. and foreign common stocks and other equity securities. The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

Equity                                                                    30-70%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


    SIT International Equity


Fixed Income                                                              30-60%
----------

    SIMT Core Fixed Income


    SIT International Fixed Income


Money Market                                                               0-30%
------------

    SLAT Prime Obligation


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                   PROSPECTUS 11

                                                DIVERSIFIED MODERATE GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for two years.*


                       1997                                               17.48%
                       1998                                               17.14%



                 BEST QUARTER                                          WORST QUARTER
                      13.39%                                              -6.58%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 2.03%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 1998, to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.



                                                       SINCE INCEPTION
CLASS A SHARES                            1 YEAR          (6/10/96)
---------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND          17.14%            16.86%
---------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX*               8.67%             9.35%**
---------------------------------------------------------------------------
WILSHIRE 5000 INDEX*                      23.43%            27.30%**
---------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN AGGREGATE BOND INDEX IS A WIDELY RECOGNIZED MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR. THE WILSHIRE 5000 INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF COMMON STOCKS ISSUED BY ALL COMPANIES WITH HEADQUARTERS LOCATED IN THE U.S. AND WITH READILY AVAILABLE PRICE DATA. APPROXIMATELY 6,000 SECURITIES ARE INCLUDED IN THE INDEX.


** THE INCEPTION DATE FOR THE INDEX IS JUNE 30, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.40%
                                                       -------
Total Annual Fund Operating Expenses                     0.50%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:



DIVERSIFIED MODERATE GROWTH FUND -- CLASS A SHARES      0.12%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.86%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified Moderate Growth
  Fund                            $51       $160       $280        $628

12 PROSPECTUS

DIVERSIFIED GLOBAL GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in U.S. and foreign common stocks and
                                                    fixed income securities

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Global Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.

At least 45% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity                                                                    45-95%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


    SIT International Equity


    SIT Emerging Markets Equity

Fixed Income                                                               5-50%
----------

    SIMT Core Fixed Income


    SIMT High Yield Bond


    SIT International Fixed Income


    SIT Emerging Markets Debt

Money Market                                                               0-30%
------------

    SLAT Prime Obligation

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.
The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.
The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                   PROSPECTUS 13

                                                  DIVERSIFIED GLOBAL GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Sharesfrom year to year for two years.*


                       1997                                               18.17%
                       1998                                               12.73%



                 BEST QUARTER                                         WORST QUARTER
                      17.17%                                             -12.38%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 2.63%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 1998, to those of the Lehman Aggregate Bond Index, Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.



                                                       SINCE INCEPTION
CLASS A SHARES                            1 YEAR          (6/13/96)
---------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND            12.73%            15.27%
---------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX*               8.67%             9.35%**
---------------------------------------------------------------------------
MORGAN STANLEY MSCI EAFE INDEX*           20.00%             8.96%
---------------------------------------------------------------------------
WILSHIRE 5000 INDEX*                      23.43%            25.98%
---------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN AGGREGATE BOND INDEX IS A WIDELY RECOGNIZED MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR. THE MORGAN STANLEY MSCI EAFE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER CAPITALIZATIONS) INDEX OF OVER 900 SECURITIES LISTED ON THE STOCK EXCHANGES IN EUROPE, AUSTRALIA AND THE FAR EAST. THE WILSHIRE 5000 EQUITY INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF COMMON STOCKS ISSUED BY ALL COMPANIES WITH HEADQUARTERS LOCATED IN THE U.S. AND WITH READILY AVAILABLE PRICE DATA. APPROXIMATELY 6,000 SECURITIES ARE INCLUDED IN THE INDEX.


** THE INCEPTION DATE FOR EACH INDEX IS JUNE 30, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.40%
                                                       -------
Total Annual Fund Operating Expenses                     0.50%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:



DIVERSIFIED GLOBAL GROWTH FUND -- CLASS A SHARES    0.12%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 1.00%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified Global Growth Fund    $51       $160       $280        $628

14 PROSPECTUS

DIVERSIFIED GLOBAL STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in U.S. and foreign common stocks and
                                                    other equity securities

------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Global Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.

At least 70% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity                                                                   70-100%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


    SIT International Equity


    SIT Emerging Markets Equity


Money Market                                                               0-30%
------------

    SLAT Prime Obligation


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investing in Underlying SEI Funds that invest in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization or foreign stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Similarly, investing in foreign stocks rather than U.S. stocks may cause the Fund to miss opportunities in the U.S. markets. Alternatively, investing in foreign stocks may subject the Fund to risks not present in the U.S. markets. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                  PROSPECTUS 15

                                                  DIVERSIFIED GLOBAL STOCK FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Sharesfrom year to year for two years.*


                       1997                                               20.28%
                       1998                                               13.65%



                   BEST QUARTER                                       WORST QUARTER
                      20.91%                                             -15.52%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 3.28%.



This table compares the Fund's average annual total retransfer Class A Shares for the periods ended December 31, 1998, to those of the Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.



                                                       SINCE INCEPTION
CLASS A SHARES                            1 YEAR          (12/9/96)
---------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND             13.65%            16.44%
---------------------------------------------------------------------------
MORGAN STANLEY MSCI EAFE INDEX*           20.00%            10.51%**
---------------------------------------------------------------------------
WILSHIRE 5000 INDEX*                      23.43%            27.30%**
---------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICES OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OR SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE MORGAN STANLEY MSCI EAFE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER CAPITALIZATIONS) INDEX OF OVER 900 SECURITIES LISTED ON THE STOCK EXCHANGES IN EUROPE, AUSTRALIA AND THE FAR EAST. THE WILSHIRE 5000 EQUITY INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF COMMON STOCKS ISSUED BY ALL COMPANIES WITH HEADQUARTERS LOCATED IN THE U.S. AND WITH READILY AVAILABLE PRICE DATA. APPROXIMATELY 6,000 SECURITIES ARE INCLUDED IN THE INDEX.


** THE INCEPTION DATE FOR EACH INDEX IS DECEMBER 31, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                 None
Other Expenses                                           0.40%
                                                       -------
Total Annual Fund Operating Expenses                     0.50%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:



DIVERSIFIED GLOBAL STOCK FUND -- CLASS A SHARES     0.12%



FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."



The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 1.06%. These expenses are described in more detail in "Information about the Underlying SEI Funds."



EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified Global Stock Fund     $51       $160       $280        $628

16 PROSPECTUS


DIVERSIFIED U.S. STOCK FUND



FUND SUMMARY



INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in U.S. common stocks


------------------------------------------------------------------------


INVESTMENT STRATEGY



The Diversified U.S. Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.



At least 70% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. common stocks and other equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:



                                                                INVESTMENT RANGE


FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)

--------------------------------------------------------------------------------


Equity                                                                   70-100%

-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value



Money Market                                                               0-30%

------------

    SLAT Prime Obligation



WHAT ARE THE RISKS OF INVESTING IN THE FUND?



The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



The Fund is also subject to the risk that SIMC's decision regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                 PROSPECTUS 17


                                                   DIVERSIFIED U.S. STOCK FUND



PERFORMANCE INFORMATION



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart show changes in the performance of the Fund's Class A Shares from year to year for two years.*



                       1997                                               32.67%
                       1998                                               20.24%



                  BEST QUARTER                                         WORST QUARTER
                      22.43%                                             -14.04%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 2.66%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ending December 31, 1998, to those of the Wilshire 5000 Index.



                                                       SINCE INCEPTION
CLASS A SHARES                            1 YEAR          (5/13/96)
---------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND               20.24%              24.54%
---------------------------------------------------------------------------
WILSHIRE 5000 INDEX*                      23.43%              24.64%**
---------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE WILSHIRE 5000 EQUITY INDEX IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF COMMON STOCKS ISSUED BY ALL COMPANIES WITH HEADQUARTERS LOCATED IN THE U.S. AND WITH READILY AVAILABLE PRICE DATA. APPROXIMATELY 6,000 SECURITIES ARE INCLUDED IN THE INDEX.


** THE CALCULATION DATE FOR THE INDEX IS MAY 31, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
Investment Advisory Fees                                  0.10%
Distribution (12b-1) Fees                                  None
Other Expenses                                            0.39%
                                                    --------------
Total Annual Fund Operating Expenses                      0.49%*



* THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:



DIVERSIFIED U.S. STOCK FUND -- CLASS A SHARES           0.12%


For more information about these fees, see "Investment Adviser" and "Distribution of Shares."


The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.88%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified U.S. Stock Fund       $50       $157       $274        $616

18 PROSPECTUS


MORE INFORMATION ABOUT THE FUNDS' OTHER INVESTMENTS



This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds also may use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher taxable income. Of course, there is no guarantee that any Fund will achieve its investment goal.


INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds' investment objectives and policies, select additional Underlying SEI Funds for investment.


The chart below sets forth the expense ratios for each of the Underlying SEI Funds in which the Funds will invest (based on information as of May 31, 1999).


UNDERLYING SEI FUND:                                EXPENSE RATIO:
------------------------------------------------------------------
SIMT Large Cap Value Fund                                  .85%
SIMT Large Cap Growth Fund                                 .85%
SIMT Small Cap Value Fund                                 1.10%
SIMT Small Cap Growth Fund                                1.10%
SIT International Equity Fund                             1.28%
SIT Emerging Markets Equity Fund                          1.95%
SIMT Core Fixed Income Fund                                .60%
SIMT High Yield Bond Fund                                  .85%
SIT International Fixed Income Fund                       1.35%
SIT Emerging Markets Debt Fund                            1.00%
SLAT Prime Obligation Fund                                 .44%

UNDERLYING U.S. EQUITY FUNDS

SIMT LARGE CAP VALUE FUND - The SIMT Large Cap Value Fund seeks long-term growth of capital and income by investing primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. LSV Asset Management, L.P., Mellon Equity Associates, LLP and Sanford C. Bernstein & Co., Inc. serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT LARGE CAP GROWTH FUND - The SIMT Large Cap Growth Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Alliance Capital

                                                                 PROSPECTUS 19


                           MORE INFORMATION ABOUT THE FUNDS' OTHER INVESTMENTS


Management L.P., Provident Investment Counsel, Inc. and TCW Funds Management Inc. serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT SMALL CAP VALUE FUND - The SIMT Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Artisan Partners Limited Partnership, Boston Partners Asset Management, L.P., LSV Asset Management, L.P., and Mellon Equity Associates, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT SMALL CAP GROWTH FUND - The SIMT Small Cap Growth Fund seeks long-term capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Furman Selz Capital Management, LLP, Nicholas-Applegate Capital Management, RS Investment Management, L.P., Sawgrass Asset Management, LLC and Wall Street Associates serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

UNDERLYING INTERNATIONAL EQUITY FUNDS


SIT INTERNATIONAL EQUITY FUND - The SIT International Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of foreign companies. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, market capitalization, industry and country. Acadian Asset Management, Inc., Capital Guardian Trust Company, Oechsle International Advisors, LLC, Scottish Widows Investment Management Limited, SG Yamaichi Asset Management Company, Ltd., SG Pacific Asset Management, Inc. and SGY Asset Management (Singapore) Ltd. serve as Sub-Advisers to the SIT International Equity Fund.



SIT EMERGING MARKETS EQUITY FUND - The SIT Emerging Markets Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country. Coronation Asset Management (Proprietary) Limited, Credit Suisse Asset Management Limited, Morgan Stanley Dean Witter Investment Management Inc., Nicholas-Applegate Capital Management, Parametric Portfolio Associates, SG Pacific Asset Management, Inc. and SGY Asset Management (Singapore) Ltd. serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.


UNDERLYING U.S. FIXED INCOME FUNDS

SIMT CORE FIXED INCOME FUND - The SIMT Core Fixed Income Fund seeks current income and preservation of capital by investing primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate will generally have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.5 years). BlackRock, Inc., Firstar Investment Research & Management Company, LLC, and Western Asset Management Company serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

20 PROSPECTUS


MORE INFORMATION ABOUT THE FUNDS' OTHER INVESTMENTS


SIMT HIGH YIELD BOND FUND - The SIMT High Yield Bond Fund seeks total return by investing primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Sub-Adviser chooses securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed 10 years. There is no limit on the maturity or on the credit quality of any security. Credit Suisse Asset Management serves as Sub-Adviser to the SIMT High Yield Bond Fund.

UNDERLYING INTERNATIONAL FIXED INCOME FUNDS

SIT INTERNATIONAL FIXED INCOME FUND - The SIT International Fixed Income Fund seeks capital appreciation and current income by investing primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. Strategic Fixed Income, LLC, serves as Adviser to the SIT International Fixed Income Fund.

SIT EMERGING MARKETS DEBT FUND - The SIT Emerging Markets Debt Fund seeks total return by investing primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories. Salomon Brothers Asset Management Inc serves as Sub-Adviser to the SIT Emerging Markets Debt Fund.

UNDERLYING MONEY MARKET FUND

SLAT PRIME OBLIGATION FUND - The SLAT Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in high quality short-term securities, including commercial paper, and other short-term obligations issued by U.S. corporations and state and local governments, U.S. Treasury Obligations and repurchase agreements. The Fund may only purchase securities with a remaining maturity of 397 days or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Wellington Management Company, LLP, serves as Adviser to the SLAT Prime Obligation Fund.

RISKS OF INVESTING IN THE UNDERLYING SEI FUNDS

The following sections describe some of the risks associated with certain of the Underlying SEI Funds.

INTERNATIONAL INVESTING RISK: A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

                                                                 PROSPECTUS 21


                           MORE INFORMATION ABOUT THE FUNDS' OTHER INVESTMENTS


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and "Brady Bonds" that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

JUNK BOND RISK: Certain Underlying SEI Funds invest in securities rated below investment grade ("junk bond"). Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK: Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

SMALL CAPITALIZATION RISK: Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

22 PROSPECTUS


MORE INFORMATION ABOUT THE FUNDS' OTHER INVESTMENTS


INVESTMENT ADVISER


SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. SIMC, an SEC-registered adviser, serves as the Adviser to each Fund. As of May 31, 1999, SIMC had approximately $43.6 in assets under management. For the fiscal year ended March 31, 1999, SIMC waived its entire advisory fee.


IN ADDITION TO SERVING AS ADVISER TO THE FUNDS, SIMC IS ADVISER TO MOST OF THE UNDERLYING SEI FUNDS, AND OVERSEES ONE OR MORE SUB-ADVISERS FOR THOSE FUNDS. SIMC ACTS AS THE MANAGER OF MANAGERS OF THESE UNDERLYING SEI FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THESE UNDERLYING SEI FUNDS, SINCE IT ALLOCATES EACH UNDERLYING SEI FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Funds are managed by a team of investment professionals from SIMC. No one person is primarily responsible for making asset allocation decisions recommendations to the team.

PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Funds. Class A Shares are offered to tax-advantaged and other retirement accounts. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized intermediary) must receive your purchase order before 4:00 p.m. Eastern time.

                                                                 PROSPECTUS 23


                           MORE INFORMATION ABOUT THE FUNDS' OTHER INVESTMENTS


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Underlying SEI Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $150,000 in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least $1,000.

A Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

Holders of Class A Shares may sell shares on any business day by following the procedures established when they opened their account or accounts. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge you a fee for its services. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within three Business Days after they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares of a Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Your broker or institution may charge you a fee for its services. This exchange privilege may be changed or canceled at any time

24 PROSPECTUS


MORE INFORMATION ABOUT THE FUNDS' OTHER INVESTMENTS


upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds' receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income (exclusive of capital gain) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually.

If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fundshares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

                                                                 PROSPECTUS 25

                                                          FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by PricewaterhouseCoopers, LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FINANCIAL HIGHLIGHTS
SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

                                                                    NET
                                                                  REALIZED                                   NET
                                          NET ASSET     NET         AND      DISTRIBUTIONS  DISTRIBUTIONS   ASSET
                                            VALUE    INVESTMENT  UNREALIZED    FROM NET         FROM        VALUE
                                          BEGINNING   INCOME/     GAINS ON    INVESTMENT       CAPITAL      END OF
                                          OF PERIOD    (LOSS)    SECURITIES     INCOME          GAINS       PERIOD
                                          ---------  ----------  ----------  -------------  -------------  --------
-------------------------------------------------------------------------------------------------------------------
--------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
---------------------------------
  CLASS A
    1999 #..............................  $  11.76   $    0.56   $    0.26   $      (0.45 ) $      (0.53 ) $  11.60
    1998 #..............................     10.55        0.50        1.46          (0.44 )        (0.31 )    11.76
    1997(1)#............................     10.12        0.37        0.27          (0.21 )           --      10.55
------------------------------
DIVERSIFIED CONSERVATIVE FUND
--------------------------
  CLASS A
    1999 #..............................  $  11.31   $    0.50   $    0.48   $      (0.29 ) $      (0.58 ) $  11.42
    1998 #..............................      9.62        0.33        1.78          (0.27 )        (0.15 )    11.31
    1997(2)#............................      9.26        0.26        0.35          (0.18 )        (0.07 )     9.62
------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
-------------------------------------
  CLASS A
    1999 #..............................  $  12.49   $    0.40   $    0.12   $      (0.25 ) $      (0.62 ) $  12.14
    1998 #..............................     10.15        0.31        2.28          (0.19 )        (0.06 )    12.49
    1997(3)#............................     10.00        0.06        0.14          (0.05 )           --      10.15
-----------------------------------
DIVERSIFIED MODERATE GROWTH FUND
-------------------------------
  CLASS A
    1999 #..............................  $  13.22   $    0.32   $    0.79   $      (0.23 ) $      (0.92 ) $  13.18
    1998 #..............................     10.74        0.29        2.76          (0.25 )        (0.32 )    13.22
    1997(4)#............................     10.19        0.23        0.50          (0.16 )        (0.02 )    10.74

                                                                                                            RATIO OF
                                                                                                         NET INVESTMENT
                                                                              RATIO OF       RATIO       INCOME/(LOSS)
                                                                                NET       OF EXPENSES    TO AVERAGE NET
                                                                             INVESTMENT    TO AVERAGE        ASSETS
                                                                  RATIO OF    INCOME/      NET ASSETS      (EXCLUDING
                                                    NET ASSETS    EXPENSES   (LOSS) TO     (EXCLUDING       WAIVERS      PORTFOLIO
                                           TOTAL      END OF     TO AVERAGE   AVERAGE     WAIVERS AND         AND        TURNOVER
                                          RETURN   PERIOD (000)  NET ASSETS  NET ASSETS  REIMBURSEMENT)  REIMBURSEMENT)    RATE
                                          -------  ------------  ----------  ----------  --------------  --------------  ---------

----------------------------------------
--------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
---------------------------------
  CLASS A
    1999 #..............................    7.22%  $     21,973      0.12%       4.02%          0.45%           3.69%         63%
    1998 #..............................    19.16        13,862       0.12        4.37           1.01            3.48          52
    1997(1)#............................     6.35*        2,983       0.12        4.38          3.65+           0.85+          27
------------------------------
DIVERSIFIED CONSERVATIVE FUND
--------------------------
  CLASS A
    1999 #..............................    8.92%  $     40,304      0.12%       3.42%          0.45%           3.09%         30%
    1998 #..............................    22.35        22,125       0.12        3.12           0.81            2.43          24
    1997(2)#............................     6.54*        5,989       0.12        3.56          2.75+           0.93+          65
----------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
-------------------------------------
  CLASS A
    1999 #..............................    4.63%  $     24,010      0.12%       2.76%          0.49%           2.39%         34%
    1998 #..............................    25.68        13,255       0.12        2.66           0.86            1.92          30
    1997(3)#............................     1.96*           68       0.12        2.03          N/A++           N/A++           3
-----------------------------------
DIVERSIFIED MODERATE GROWTH FUND
-------------------------------
  CLASS A
    1999 #..............................    8.87%  $    131,531      0.12%       2.41%          0.50%           2.03%         22%
    1998 #..............................    29.08        50,677       0.12        2.39           0.74            1.77          20
    1997(4)#............................     7.12*       15,440       0.12        2.64          1.45+           1.31+          22


PROSPECTUS 26

FINANCIAL HIGHLIGHTS

                                                                    NET
                                                                  REALIZED                                   NET
                                          NET ASSET     NET         AND      DISTRIBUTIONS  DISTRIBUTIONS   ASSET
                                            VALUE    INVESTMENT  UNREALIZED    FROM NET         FROM        VALUE
                                          BEGINNING   INCOME/     GAINS ON    INVESTMENT       CAPITAL     END OF
                                          OF PERIOD    (LOSS)    SECURITIES     INCOME          GAINS      PERIOD
                                          ---------  ----------  ----------  -------------  -------------  -------
------------------------------------------------------------------------------------------------------------------
--------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
----------------------------
  CLASS A
    1999 #..............................  $  13.64   $    0.29   $    0.27   $      (0.14 ) $      (0.84 ) $ 13.22
    1998 #..............................     10.91        0.22        3.04          (0.19 )        (0.34 )   13.64
    1997(1)#............................     10.19        0.15        0.68          (0.10 )        (0.01 )   10.91
------------------------------
DIVERSIFIED GLOBAL STOCK FUND
--------------------------
  CLASS A
    1999 #..............................  $  13.28   $    0.12   $    0.36   $      (0.03 ) $      (0.93 ) $ 12.80
    1998 #..............................     10.04        0.15        3.31          (0.09 )        (0.13 )   13.28
    1997(5)#............................     10.00        0.02        0.05          (0.03 )           --     10.04
----------------------------
DIVERSIFIED U.S. STOCK FUND
------------------------
  CLASS A
    1999 #..............................  $  16.03   $    0.09   $    1.25   $      (0.03 ) $      (1.64 ) $ 15.70
    1998 #..............................     11.38        0.08        5.53          (0.05 )        (0.91 )   16.03
    1997(6)#............................     10.27        0.07        1.09          (0.05 )           --     11.38

                                                                                                            RATIO OF
                                                                                                         NET INVESTMENT
                                                                              RATIO OF       RATIO       INCOME/(LOSS)
                                                                                NET       OF EXPENSES    TO AVERAGE NET
                                                                             INVESTMENT    TO AVERAGE        ASSETS
                                                                  RATIO OF    INCOME/      NET ASSETS      (EXCLUDING
                                                    NET ASSETS    EXPENSES   (LOSS) TO     (EXCLUDING       WAIVERS      PORTFOLIO
                                           TOTAL      END OF     TO AVERAGE   AVERAGE     WAIVERS AND         AND        TURNOVER
                                          RETURN   PERIOD (000)  NET ASSETS  NET ASSETS  REIMBURSEMENT)  REIMBURSEMENT)    RATE
                                          -------  ------------  ----------  ----------  --------------  --------------  ---------
----------------------------------------
--------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
----------------------------
  CLASS A
    1999 #..............................    4.63%  $     78,798      0.12%       1.66%          0.50%           1.28%         18%
    1998 #..............................    30.38        57,012       0.12        1.76           0.72            1.16          15
    1997(1)#............................     8.10*       16,049       0.12        1.74          1.53+           0.33+          13
------------------------------
DIVERSIFIED GLOBAL STOCK FUND
--------------------------
  CLASS A
    1999 #..............................    4.22%  $     37,987      0.12%       0.58%          0.50%           0.20%         30%
    1998 #..............................    34.70        19,730       0.12        0.85           1.13           (0.16  )       10
    1997(5)#............................     0.67*        4,807       0.12        0.65          2.13+           (1.36  )+       --
----------------------------
DIVERSIFIED U.S. STOCK FUND
------------------------
  CLASS A
    1999 #..............................    9.33%  $     60,766      0.12%       0.48%          0.49%           0.11%         30%
    1998 #..............................    50.40        25,357       0.12        0.57           0.80           (0.11  )       21
    1997(6)#............................    11.33*        9,065       0.12        0.72          1.84+           (1.00  )+       28


+ Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations.
++ Ratio is not meaningful due to low level of assets and because SEI Investments will bear all expenses exceeding specific limitations.
# Per share calculations were performed using average shares for the period.
* Total return has not been annualized.
(1) Commenced operations 6/13/96. All ratios for that period have been annualized.
(2) Commenced operations 6/26/96. All ratios for that period have been annualized.
(3) Commenced operations 12/13/96. All ratios for that period have been annualized.
(4) Commenced operations 6/10/96. All ratios for that period have been annualized.
(5) Commenced operations 12/9/96. All ratios for that period have been annualized.
(6) Commenced operations 5/13/96. All ratios for that period have been annualized.
Amounts designated as "--" are zero or have been rounded to zero.

SEI ASSET
      ALLOCATION TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------

The SAI dated July 31, 1999, includes detailed information about SEI Asset Allocation Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: HTTP://WWW.SEIC.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about SEI Asset Allocation Trust, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

SEI Asset Allocation Trust's Investment Company Act registration number is 811-7445.

              SEI
              ASSET
              ALLOCATION
              TRUST
                                 CLASS D SHARES

                                   PROSPECTUS
                                 JULY 31, 1999

           ---------------------------------------------------------

                      DIVERSIFIED CONSERVATIVE INCOME FUND
                         DIVERSIFIED CONSERVATIVE FUND
                    DIVERSIFIED GLOBAL MODERATE GROWTH FUND
                        DIVERSIFIED MODERATE GROWTH FUND
                         DIVERSIFIED GLOBAL GROWTH FUND
                         DIVERSIFIED GLOBAL STOCK FUND
                          DIVERSIFIED U.S. STOCK FUND
           ---------------------------------------------------------

                               INVESTMENT ADVISER
                     SEI INVESTMENTS MANAGEMENT CORPORATION


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY
      FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
                                   COMPLETE.


                IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

    SEI Asset
    Allocation Trust

ABOUT THIS PROSPECTUS
------------------------------------------------------------------------


SEI Asset Allocation Trust is a mutual fund that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class D Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return which is common to each of the Funds. For more detailed information about each Fund, please see:



     DIVERSIFIED CONSERVATIVE INCOME FUND.................................4


     DIVERSIFIED CONSERVATIVE FUND........................................6


     DIVERSIFIED GLOBAL MODERATE GROWTH FUND..............................8


     DIVERSIFIED MODERATE GROWTH FUND....................................10


     DIVERSIFIED GLOBAL GROWTH FUND......................................12


     DIVERSIFIED GLOBAL STOCK FUND.......................................14


     DIVERSIFIED U.S. STOCK FUND.........................................16


     THE FUNDS' OTHER INVESTMENTS........................................18


     INFORMATION ABOUT THE UNDERLYING SEI FUNDS..........................18


     INVESTMENT ADVISER..................................................21


     PURCHASING, SELLING AND EXCHANGING FUND SHARES......................22


     DIVIDENDS AND DISTRIBUTIONS.........................................24


     TAXES...............................................................24


     FINANCIAL HIGHLIGHTS................................................26

     HOW TO OBTAIN MORE INFORMATION ABOUT
     SEI ASSET ALLOCATION TRUST..................................Back Cover

--------------------------------------------------------------------------------
THE FUNDS AND GLOBAL ASSET ALLOCATION

STRATEGIES: Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds attempt to implement those strategies by investing in certain mutual funds ("Underlying SEI Funds"), most of which are managed by SIMC. The degree to which a Fund is invested in particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk and reward potential represented by each Fund. Because of the historical lack of correlation between various asset classes, an investment in the Funds may reduce an investor's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (I.E., the Underlying SEI Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of the Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

                                                                    PROSPECTUS 3


                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. SIMC invests Fund assets in a way it believes will help any Fundachieve its goal. In order to achieve its investment objective, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust ("SIMT"), SEI Institutional International Trust ("SIT"), and SEI Liquid Asset Trust ("SLAT"). The Underlying SEI Funds each invest primarily in domestic or foreign equity securities, fixed-income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations of the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.


Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC's judgments about the markets, the economy, or asset classes may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.


The value of your investment in a Fund is based on the market prices of the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Funds diversifies its holdings.


--------------------------------------------------------------------------------
YEAR 2000 RISKS


Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, the Funds are taking steps to protect Fund investors. These include efforts to ensure that the Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Funds' mission critical service providers. The Funds have also sought and received assurances from these service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. Whether these steps will be effective can only be known for certain in the year 2000. While such assurances have been received, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Underlying SEI Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

4 PROSPECTUS

DIVERSIFIED CONSERVATIVE INCOME FUND

FUND SUMMARY


INVESTMENT GOAL                                     Current income and capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Low to medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in investment grade U.S. fixed income
                                                    securities, and, to a lesser extent, in U.S.
                                                    common stocks


------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Conservative Income Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in an Underlying SEI Fund that invests in investment grade U.S. fixed income securities, including mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest in U.S. common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

Equity                                                                    10-50%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


Fixed Income                                                              50-65%
----------

    SIMT Core Fixed Income


Money Market                                                               0-30%
------------

    SLAT Prime Obligation


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of the Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                    PROSPECTUS 5

                                            DIVERSIFIED CONSERVATIVE INCOME FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for two years.*


                       1997                                               12.67%
                       1998                                               14.58%



                   BEST QUARTER                                          WORST QUARTER
                      6.20%                                               -1.46%
                    (6/30/97)                                           (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 0.20%.



This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 1998, to those of the Lehman Aggregate Bond Index.



                                                       SINCE INCEPTION
                                          1 YEAR          (6/21/96)
---------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND      10.35%            11.61%
---------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX*               8.67%             9.35%**
---------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN AGGREGATE BOND INDEX IS A WIDELY RECOGNIZED MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR.


** THE INCEPTION DATE FOR THE INDEX IS JUNE 30, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS D SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                0.75%
Other Expenses                                           0.60%
                                                       -------
Total Annual Fund Operating Expenses                     1.45%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


DIVERSIFIED CONSERVATIVE INCOME FUND -- CLASS D SHARES  1.12%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.64%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified Conservative
  Income Fund                     $148      $459       $792       $1,735

6 PROSPECTUS

DIVERSIFIED CONSERVATIVE FUND

FUND SUMMARY


INVESTMENT GOAL                                     Current income and capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in investment grade U.S. and foreign
                                                    fixed income securities, and, to a lesser extent,
                                                    in common stocks


------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Conservative Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities. The Fund will also invest in Underlying SEI Funds that invest in U.S. and foreign common stocks. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

Equity                                                                    15-50%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


    SIT International Equity


Fixed Income                                                              50-80%
----------

    SIMT Core Fixed Income


    SIT International Fixed Income


Money Market                                                               0-30%
------------

    SLAT Prime Obligation


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                    PROSPECTUS 7

                                                   DIVERSIFIED CONSERVATIVE FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for two years.*


                       1997                                               12.67%
                       1998                                               14.58%



                   BEST QUARTER                                         WORST QUARTER
                      9.50%                                               -2.91%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS -0.34%.



This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 1998 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.



                                                      SINCE INCEPTION
                                          1 YEAR          (7/1/96)
--------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND             15.62%            14.95%
--------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX*               8.67%             9.56%**
--------------------------------------------------------------------------
WILSHIRE 5000 INDEX*                      23.43%            29.93%**
--------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN AGGREGATE BOND INDEX IS A WIDELY RECOGNIZED MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR. THE WILSHIRE 5000 IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF COMMON STOCKS ISSUED BY ALL COMPANIES WITH HEADQUARTERS LOCATED IN THE U.S. AND WITH READILY AVAILABLE PRICE DATA. APPROXIMATELY 6,000 SECURITIES ARE INCLUDED IN THE INDEX.


** THE INCEPTION DATE FOR EACH INDEX IS JULY 1, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS D SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                0.75%
Other Expenses                                           0.61%
                                                       -------
Total Annual Fund Operating Expenses                     1.46%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


DIVERSIFIED CONSERVATIVE FUND -- CLASS D SHARES     1.12%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF SHARES."


The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998 the Fund's indirect expenses used on its investments in Underlying SEI Funds were 0.80%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fundwith the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified Conservative Fund     $149      $462       $797       $1,746

8 PROSPECTUS

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL                                     Long-term capital appreciation and current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in U.S. and foreign common stocks and
                                                    investment grade fixed income securities


------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Global Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity                                                                    30-75%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


    SIT International Equity


    SIT Emerging Markets Equity

Fixed Income                                                              25-70%
----------

    SIMT Core Fixed Income


    SIMT High Yield Bond


    SIT International Fixed Income


    SIT Emerging Markets Debt

Money Market                                                               0-30%
------------

    SLAT Prime Obligation


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investing in Underlying SEI Funds that invest in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                            9 PROSPECTUS

                                  DIVERSIFIED GLOBAL MODERATE GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for two years.*


                       1997                                               14.90%
                       1998                                               10.10%



                   BEST QUARTER                                         WORST QUARTER
                      13.16%                                              -9.59%
                     (X/X/XX)                                            (X/X/XX)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 1.72%.



This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 1998, to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.



                                                       SINCE INCEPTION
                                          1 YEAR          (12/5/96)
---------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND   10.10%            12.88%
---------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX*               8.67%             9.18%**
---------------------------------------------------------------------------
WILSHIRE 5000 INDEX*                      23.43%            27.30%**
---------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN AGGREGATE BOND INDEX IS A WIDELY RECOGNIZED MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR. THE WILSHIRE 5000 IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF COMMON STOCKS ISSUED BY ALL COMPANIES WITH HEADQUARTERS LOCATED IN THE U.S. AND WITH READILY AVAILABLE PRICE DATA. APPROXIMATELY 6,000 SECURITIES ARE INCLUDED IN THE INDEX.


** THE INCEPTION DATE FOR EACH INDEX IS DECEMBER 31, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS D SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                0.75%
Other Expenses                                           0.64%
                                                       -------
Total Annual Fund Operating Expenses                     1.49%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:



DIVERSIFIED GLOBAL MODERATE GROWTH FUND -- CLASS D
SHARES                                              1.12%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.94%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified Global Moderate
  Growth Fund                     $152      $471       $813       $1,779

10 PROSPECTUS

DIVERSIFIED MODERATE GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL                                     Long-term capital appreciation and current income
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in U.S. and foreign common stocks and
                                                    investment grade fixed income securities


------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Moderate Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. and foreign common stocks and other equity securities. The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

Equity                                                                    30-70%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


    SIT International Equity


Fixed Income                                                              30-60%
----------

    SIMT Core Fixed Income


    SIT International Fixed Income


Money Market                                                               0-30%
------------

    SLAT Prime Obligation


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                PROSPECTUS 11

                                             DIVERSIFIED MODERATE GROWTH FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for two years.*


                       1997                                               16.63%
                       1998                                               15.91%



                   BEST QUARTER                                       WORST QUARTER
                      13.11%                                              -6.86%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 0.64%.



This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 1998 to those of the Lehman Aggregate Bond Index and Wilshire 5000 Index.



                                                       SINCE INCEPTION
                                          1 YEAR          (5/30/96)
---------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND          15.91%            15.37%
---------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX*               8.67%             9.60%**
---------------------------------------------------------------------------
WILSHIRE 5000 INDEX*                      23.43%            24.64%**
---------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN AGGREGATE BOND INDEX IS A WIDELY RECOGNIZED MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR. THE WILSHIRE 5000 IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF COMMON STOCKS ISSUED BY ALL COMPANIES WITH HEADQUARTERS LOCATED IN THE U.S. AND WITH READILY AVAILABLE PRICE DATA. APPROXIMATELY 6,000 SECURITIES ARE INCLUDED IN THE INDEX.


** THE INCEPTION DATE FOR EACH INDEX IS MAY 31, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS D SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                0.75%
Other Expenses                                           0.63%
                                                       -------
Total Annual Fund Operating Expenses                     1.48%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:



DIVERSIFIED MODERATE GROWTH FUND -- CLASS D SHARES  1.12%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.86%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified Moderate Growth
  Fund                            $151      $468       $808       $1,768

12 PROSPECTUS

DIVERSIFIED GLOBAL GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              Medium to high
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in U.S. and foreign common stocks and
                                                    fixed income securities


------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Global Growth Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific under the supervision of SIMC.

At least 45% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will also invest in Underlying SEI Funds that invest in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity                                                                    45-95%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


    SIT International Equity


    SIT Emerging Markets Equity

Fixed Income                                                               5-50%
----------

    SIMT Core Fixed Income


    SIMT High Yield Bond


    SIT International Fixed Income


    SIT Emerging Markets Debt

Money Market                                                               0-30%
------------

    SLAT Prime Obligation


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investing in Underlying SEI Funds that invest in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying SEI Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                 PROSPECTUS 13

                                                  DIVERSIFIED GLOBAL GROWTH FUND

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for two years.*


                       1997                                               17.19%
                       1998                                               11.58%



                   BEST QUARTER                                       WORST QUARTER
                      16.85%                                             -12.63%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 2.35%.


This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 1998, to those of the Lehman Aggregate Bond Index, Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.



                                                       SINCE INCEPTION
                                          1 YEAR          (5/30/96)
---------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND            11.58%            13.69%
---------------------------------------------------------------------------
LEHMAN AGGREGATE BOND INDEX*               8.67%             9.60%**
---------------------------------------------------------------------------
MORGAN STANLEY MSCI EAFE INDEX*           20.00%             8.90%**
---------------------------------------------------------------------------
WILSHIRE 5000 INDEX*                      23.43%            24.64%**
---------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE LEHMAN AGGREGATE BOND INDEX IS A WIDELY RECOGNIZED MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF U.S. GOVERNMENT OBLIGATIONS, CORPORATE DEBT SECURITIES, AND AAA RATED MORTGAGE-BACKED SECURITIES. ALL SECURITIES IN THE INDEX ARE RATED INVESTMENT GRADE (BBB) OR HIGHER, WITH MATURITIES OF AT LEAST 1 YEAR. THE MORGAN STANLEY MSCI EAFE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER CAPITALIZATIONS) INDEX OF OVER 900 SECURITIES LISTED ON THE STOCK EXCHANGES IN EUROPE, AUSTRALIA AND THE FAR EAST. THE WILSHIRE 5000 IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF COMMON STOCKS ISSUED BY ALL COMPANIES WITH HEADQUARTERS LOCATED IN THE U.S. AND WITH READILY AVAILABLE PRICE DATA. APPROXIMATELY 6,000 SECURITIES ARE INCLUDED IN THE INDEX.


** THE INCEPTION DATE FOR EACH INDEX IS MAY 31, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES

This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS D SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                0.75%
Other Expenses                                           0.65%
                                                       -------
Total Annual Fund Operating Expenses                     1.50%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:



DIVERSIFIED GLOBAL GROWTH FUND -- CLASS D SHARES    1.12%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER AND "DISTRIBUTION OF FUND SHARES."

The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 1.00%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified Global Growth Fund    $153      $474       $818       $1,791

14 PROSPECTUS

DIVERSIFIED GLOBAL STOCK FUND

FUND SUMMARY


INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in U.S. and foreign common stocks and
                                                    other equity securities


------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified Global Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.

At least 70% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

Equity                                                                   70-100%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


    SIT International Equity


    SIT Emerging Markets Equity


Money Market                                                               0-30%
------------

    SLAT Prime Obligation


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investing in Underlying SEI Funds that invest in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization or foreign stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Similarly, investing in foreign stocks rather than U.S. stocks may cause the Fund to miss opportunities in the U.S. markets. Alternately, investing in foreign stocks may subject the Fund to risks not present in the U.S. markets. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                   PROSPECTUS 15

                                                   DIVERSIFIED GLOBAL STOCK FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for two years.*


                       1997                                               20.28%
                       1998                                               13.65%



                  BEST QUARTER                                         WORST QUARTER
                      20.65%                                             -15.73%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 3.02%.



This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 1998, to those of the Morgan Stanley MSCI EAFE Index and Wilshire 5000 Index.



                                                       SINCE INCEPTION
                                          1 YEAR          (12/5/96)
---------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND             12.61%            15.21%
---------------------------------------------------------------------------
MORGAN STANLEY MSCI EAFE INDEX*           20.00%            10.51%**
---------------------------------------------------------------------------
WILSHIRE 5000 INDEX*                      23.43%            27.30%**
---------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE MORGAN STANLEY MSCI EAFE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER CAPITALIZATIONS) INDEX OF OVER 900 SECURITIES LISTED ON THE STOCK EXCHANGES IN EUROPE, AUSTRALIA AND THE FAR EAST. THE WILSHIRE 5000 IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF COMMON STOCKS ISSUED BY ALL COMPANIES WITH HEADQUARTERS LOCATED IN THE U.S. AND WITH READILY AVAILABLE PRICE DATA. APPROXIMATELY 6,000 SECURITIES ARE INCLUDED IN THE INDEX.


** THE INCEPTION DATE FOR EACH INDEX IS DECEMBER 5, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS D SHARES
Investment Advisory Fees                                  0.10%
Distribution (12b-1) Fees                                 0.75%
Other Expenses                                            0.65%
                                                    --------------
Total Annual Fund Operating Expenses                      1.50%*



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:



DIVERSIFIED GLOBAL STOCK FUND -- CLASS D SHARES     1.12%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 1.06%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified Global Stock Fund     $153      $474       $818       $1,791

16 PROSPECTUS

DIVERSIFIED U.S. STOCK FUND

FUND SUMMARY


INVESTMENT GOAL                                     Long-term capital appreciation
------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                              High
------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                       Investing in a combination of Underlying SEI Funds
                                                    that invest in U.S. common stocks and other equity
                                                    securities


------------------------------------------------------------------------

INVESTMENT STRATEGY

The Diversified U.S. Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more specialist sub-advisers under the supervision of SIMC.

At least 70% of the Fund's assets will be invested in Underlying SEI Funds that invest in U.S. common stocks and other equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

                                                                INVESTMENT RANGE
FUND/ASSET CLASS                               (PERCENTAGE OF THE FUND'S ASSETS)
--------------------------------------------------------------------------------

Equity                                                                   70-100%
-----

    SIMT Large Cap Growth


    SIMT Large Cap Value


    SIMT Small Cap Growth


    SIMT Small Cap Value


Money Market                                                               0-30%
------------

    SLAT Prime Obligation


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund's assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

                                                                  PROSPECTUS 17

                                                     DIVERSIFIED U.S. STOCK FUND

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for two years.*


                       1997                                               31.39%
                       1998                                               19.01%



                  BEST QUARTER                                         WORST QUARTER
                      22.05%                                             -14.21%
                    (12/31/98)                                          (9/30/98)



* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO JUNE 30, 1999, WAS 2.42%.



This table compares the Fund's average annual total returns for Class D Shares for the periods ended December 31, 1998, to those of the Wilshire 5000 Index.



                                                      SINCE INCEPTION
                                          1 YEAR          (7/1/96)
--------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND               19.01%            24.23%
--------------------------------------------------------------------------
WILSHIRE 5000 INDEX*                      23.43%            29.93%**
--------------------------------------------------------------------------



* AN INDEX MEASURES THE MARKET PRICE OF A SPECIFIC GROUP OF SECURITIES IN A PARTICULAR MARKET OF SECURITIES IN A MARKET SECTOR. YOU CANNOT INVEST DIRECTLY IN AN INDEX. AN INDEX DOES NOT HAVE AN INVESTMENT ADVISER AND DOES NOT PAY ANY COMMISSIONS OR EXPENSES. IF AN INDEX HAD EXPENSES, ITS PERFORMANCE WOULD BE LOWER. THE WILSHIRE 5000 IS A WIDELY-RECOGNIZED, MARKET VALUE-WEIGHTED (HIGHER MARKET VALUE STOCKS HAVE MORE INFLUENCE THAN LOWER MARKET VALUE STOCKS) INDEX OF COMMON STOCKS ISSUED BY ALL COMPANIES WITH HEADQUARTERS LOCATED IN THE U.S. AND WITH READILY AVAILABLE PRICE DATA. APPROXIMATELY 6,000 SECURITIES ARE INCLUDED IN THE INDEX.


** THE INCEPTION DATE FOR THE INDEX IS JULY 31, 1996.


--------------------------------------------------------------------------------
------------------------------------------------------------------------
FUND FEES AND EXPENSES


This table describes the highest fees and expenses that you may pay indirectly if you buy and hold shares of the Fund.



ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS D SHARES
Investment Advisory Fees                                 0.10%
Distribution (12b-1) Fees                                0.75%
Other Expenses                                           0.65%
                                                       -------
Total Annual Fund Operating Expenses                     1.50%*



* THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER IS VOLUNTARILY WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:


DIVERSIFIED U.S. STOCK FUND -- CLASS D SHARES       1.12%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


The expenses set forth above do not reflect the costs of the Underlying SEI Funds borne by the Fund. As of December 31, 1998, the Fund's indirect expenses based on its investments in Underlying SEI Funds were 0.88%. These expenses are described in more detail in "Information about the Underlying SEI Funds."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:



                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
Diversified U.S. Stock Fund       $153      $474       $818       $1,791

18 PROSPECTUS


MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS



This prospectus describes the Fund's primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds also may use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).



The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of its assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund's objective. The Funds will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher taxable income. Of course, there is no guarantee that any Fund will achieve its investment goal.


INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds' investment objectives and policies, select additional Underlying SEI Funds for investment.


The chart below sets forth the expense ratios for each of the Underlying SEI Funds in which the Funds will invest (based on information as of May 31, 1999).


UNDERLYING SEI FUND:                                EXPENSE RATIO:
SIMT Large Cap Value Fund                                  .85%
SIMT Large Cap Growth Fund                                 .85%
SIMT Small Cap Value Fund                                 1.10%
SIMT Small Cap Growth Fund                                1.10%
SIT International Equity Fund                             1.28%
SIT Emerging Markets Equity Fund                          1.95%
SIMT Core Fixed Income Fund                                .60%
SIMT High Yield Bond Fund                                  .85%
SIT International Fixed Income Fund                       1.35%
SIT Emerging Markets Debt Fund                            1.00%
SLAT Prime Obligation Fund                                 .44%

UNDERLYING U.S. EQUITY FUNDS


SIMT LARGE CAP VALUE FUND - The SIMT Large Cap Value Fund seeks long-term growth of capital and income by investing primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. LSV Asset Management, L.P., Mellon Equity Associates, LLP and Sanford C. Bernstein & Co., Inc. serve as Sub-Advisers to the SIMT Large Cap Value Fund.


SIMT LARGE CAP GROWTH FUND - The SIMT Large Cap Growth Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Alliance Capital Management L.P., Provident Investment Counsel, Inc. and TCW Funds Management Inc. serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

                                                                   PROSPECTUS 19


                                   MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS


SIMT SMALL CAP VALUE FUND - The SIMT Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. Artisan Partners Limited Partnership, Boston Partners Asset Management, L.P., LSV Asset Management, L.P., and Mellon Equity Associates, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT SMALL CAP GROWTH FUND - The SIMT Small Cap Growth Fund seeks long-term capital appreciation by investing primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Furman Selz Capital Management, LLP, Nicholas-Applegate Capital Management, RS Investment Management, L.P., Sawgrass Asset Management, LLC, and Wall Street Associates serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

UNDERLYING INTERNATIONAL EQUITY FUNDS


SIT INTERNATIONAL EQUITY FUND - The SIT International Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of foreign companies. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund's portfolio is diversified as to issuers, market capitalization, industry and country. Acadian Asset Management, Inc., Capital Guardian Trust Company, Oechsle International Advisors, LLC, Scottish Widows Investment Management Limited, SG Yamaichi Asset Management Company, Ltd. SG Pacific Asset Management, Inc. and SGY Asset Management (Singapore) Ltd. serve as Sub-Advisers to the SIT International Equity Fund.



SIT EMERGING MARKETS EQUITY FUND - The SIT Emerging Markets Equity Fund seeks capital appreciation by investing primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country. Coronation Asset Management (Proprietary) Limited, Credit Suisse Asset Management Limited, Morgan Stanley Dean Witter Investment Management Inc., Nicholas-Applegate Capital Management, Parametric Portfolio Associates, SG Pacific Asset Management, Inc. and SGY Asset Management (Singapore) Ltd. serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.


UNDERLYING U.S. FIXED INCOME FUNDS

SIMT CORE FIXED INCOME FUND - The SIMT Core Fixed Income Fund seeks current income and preservation of capital by investing primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate will generally have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.5 years). BlackRock, Inc., Firstar Investment Research & Management Company, LLC, and Western Asset Management Company serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT HIGH YIELD BOND FUND - The SIMT High Yield Bond Fund seeks total return by investing primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred

20 PROSPECTUS


MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS


securities, and zero coupon obligations. The Sub-Adviser chooses securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed 10 years. There is no limit on the maturity or on the credit quality of any security. Credit Suisse Asset Management serves as Sub-Adviser to the SIMT High Yield Bond Fund.

UNDERLYING INTERNATIONAL FIXED INCOME FUNDS

SIT INTERNATIONAL FIXED INCOME FUND - The SIT International Fixed Income Fund seeks capital appreciation and current income by investing primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security. Strategic Fixed Income, LLC, serves as Adviser to the SIT International Fixed Income Fund.

SIT EMERGING MARKETS DEBT FUND - The SIT Emerging Markets Debt Fund seeks total return by investing primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Sub-Adviser will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories. Salomon Brothers Asset Management Inc serves as Sub-Adviser to the SIT Emerging Markets Debt Fund.

UNDERLYING MONEY MARKET FUND

SLAT PRIME OBLIGATION FUND - The SLAT Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income by investing exclusively in high quality short-term securities, including commercial paper, short-term corporate obligations issued by state and local governments, and U.S. Treasury Obligations. The Fund may only purchase securities with a remaining maturity of 365 days or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. Wellington Management Company, LLP, serves as Adviser to the SLAT Prime Obligation Fund.

RISKS OF INVESTING IN THE UNDERLYING SEI FUNDS

The following sections describe some of the risks associated with certain of the Underlying SEI Funds.

INTERNATIONAL INVESTING RISK: A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries

                                                                 PROSPECTUS 21


                                   MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS


may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and "Brady Bonds" that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

JUNK BOND RISK: Certain Underlying SEI Funds invest in securities rated below investment grade ("Junk Bond"). Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

MORTGAGE-BACKED SECURITIES: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

NON-DIVERSIFICATION RISK: Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

SMALL CAPITALIZATION RISK: Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER


SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. SIMC, an SEC-registered adviser, serves as the Adviser to each Fund. As of May 31, 1999, SIMC had approximately $43.6 in assets under management. For the fiscal year ended March 31, 1999, SIMC waived its entire advisory fee.

22 PROSPECTUS


MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS


IN ADDITION TO SERVING AS ADVISER TO THE FUNDS, SIMC IS ADVISER TO MOST OF THESE UNDERLYING SEI FUNDS, AND OVERSEES ONE OR MORE SUB-ADVISERS FOR THOSE FUNDS. SIMC ACTS AS THE MANAGER OF MANAGERS OF THESE UNDERLYING SEI FUNDS AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE UNDERLYING SEI FUNDS SINCE IT ALLOCATES EACH UNDERLYING SEI FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Funds are managed by a team of investment professionals from SIMC. No one person is primarily responsible for making asset allocation recommendations to the team.

PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class D Shares of the Funds. Class D Shares are offered to tax-advantaged and other retirement accounts through banks, broker-dealers and other financial institutions that have entered into arrangements with the Distributor to sell Class D Shares to their customers. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.


HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.



Financial institutions and intermediaries may purchase Class D Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.



When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.



Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.



Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.



Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized intermediary) must receive your purchase order before 4:00 p.m. Eastern time.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

                                                                  PROSPECTUS 23


                                   MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS


In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Underlying SEI Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class D Shares for the first time, you must invest at least $150,000 in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least $1,000.

A Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES


Holders of Class D Shares may sell shares on any business day by following the procedures established when they opened their account or accounts. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge you a fee for its services. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.


RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within three days after they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' SAI.

HOW TO EXCHANGE YOUR SHARES


You may exchange your shares of a Fund for Class D Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Your broker or institution may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds' receive your exchange request.

24 PROSPECTUS


MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

The Funds have adopted a distribution plan that allows the Funds to pay SIDCo. distribution and service fees for the sale and distribution of its Class D Shares, and for services provided to shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is .75% of the average daily net assets of each Fund, and the shareholder servicing fee may be up to .25% of average daily net assets of each Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling Class D Shares of the Funds.


DIVIDENDS AND DISTRIBUTIONS


Substantially all of the net investment income (exclusive of capital gain) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually.

If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fundshares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates.

                                                                   PROSPECTUS 25


                                   MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS


Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

26 PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class D Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by PricewaterhouseCoopers, LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


FINANCIAL HIGHLIGHTS
SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

                                                                     NET
                                                                   REALIZED                                   NET
                                          NET ASSET      NET         AND      DISTRIBUTIONS  DISTRIBUTIONS   ASSET
                                            VALUE     INVESTMENT  UNREALIZED    FROM NET         FROM        VALUE
                                          BEGINNING    INCOME/     GAINS ON    INVESTMENT       CAPITAL      END OF
                                          OF PERIOD     (LOSS)    SECURITIES     INCOME          GAINS       PERIOD
                                          ----------  ----------  ----------  -------------  -------------  --------
--------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
---------------------------------
  CLASS D
    1999 #..............................  $   11.70   $    0.40   $    0.30   $      (0.34 ) $      (0.53 ) $  11.53
    1998 #..............................      10.49        0.38        1.46          (0.32 )        (0.31 )    11.70
    1997(1)#............................      10.09        0.27        0.30          (0.17 )           --      10.49
------------------------------
DIVERSIFIED CONSERVATIVE FUND
--------------------------
  CLASS D
    1999 #..............................  $   11.27   $    0.38   $    0.48   $      (0.18 ) $      (0.58 ) $  11.37
    1998 #..............................       9.58        0.24        1.78          (0.18 )        (0.15 )    11.27
    1997(2)#............................       9.33        0.19        0.26          (0.13 )        (0.07 )     9.58
------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
-------------------------------------
  CLASS D
    1999 #..............................  $   12.38   $    0.30   $    0.10   $      (0.14 ) $      (0.62 ) $  12.02
    1998 #..............................      10.11        0.17        2.28          (0.12 )        (0.06 )    12.38
    1997(3)#............................      10.00        0.02        0.13          (0.04 )           --      10.11
-----------------------------------
DIVERSIFIED MODERATE GROWTH FUND
-------------------------------
  CLASS D
    1999 #..............................  $   13.16   $    0.26   $    0.72   $      (0.12 ) $      (0.92 ) $  13.10
    1998 #..............................      10.67        0.18        2.76          (0.13 )        (0.32 )    13.16
    1997(4)#............................      10.21        0.15        0.44          (0.11 )        (0.02 )    10.67

                                                                                                            RATIO OF
                                                                                                         NET INVESTMENT
                                                                              RATIO OF       RATIO       INCOME/(LOSS)
                                                                                NET       OF EXPENSES    TO AVERAGE NET
                                                                             INVESTMENT    TO AVERAGE        ASSETS
                                                                  RATIO OF    INCOME/      NET ASSETS      (EXCLUDING
                                                    NET ASSETS    EXPENSES   (LOSS) TO     (EXCLUDING       WAIVERS      PORTFOLIO
                                           TOTAL      END OF     TO AVERAGE   AVERAGE     WAIVERS AND         AND        TURNOVER
                                          RETURN   PERIOD (000)  NET ASSETS  NET ASSETS  REIMBURSEMENT)  REIMBURSEMENT)    RATE
                                          -------  ------------  ----------  ----------  --------------  --------------  ---------
--------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
---------------------------------
  CLASS D
    1999 #..............................    6.19%  $     5,107       1.12%       2.98%          1.45%           2.65%         63%
    1998 #..............................    17.90        2,600        1.12        3.35           2.27            2.20          52
    1997(1)#............................     5.67*         603        1.12        3.37          N/A++           N/A++          27
------------------------------
DIVERSIFIED CONSERVATIVE FUND
--------------------------
  CLASS D
    1999 #..............................    7.84%  $    12,405       1.12%       2.41%          1.46%           2.07%         30%
    1998 #..............................    21.29        5,842        1.12        2.13           1.91            1.34          24
    1997(2)#............................     4.84*       1,704        1.12        2.60          3.72+           0.00+          65
----------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
-------------------------------------
  CLASS D
    1999 #..............................    3.54%  $     7,142       1.12%       1.79%          1.49%           1.42%         34%
    1998 #..............................    24.38        7,001        1.12        1.72           1.93            0.91          30
    1997(3)#............................     1.52*          85        1.12        0.60          N/A++           N/A++           3
-----------------------------------
DIVERSIFIED MODERATE GROWTH FUND
-------------------------------
  CLASS D
    1999 #..............................    7.71%  $    27,537       1.12%       1.40%          1.48%           1.04%         22%
    1998 #..............................    27.99        8,935        1.12        1.37           1.80            0.69          20
    1997(4)#............................     5.71*       6,471        1.12        1.63          2.57+           0.18+          22


                                                                   PROSPECTUS 27

                                                            FINANCIAL HIGHLIGHTS

                                                                     NET
                                                                   REALIZED                                   NET
                                          NET ASSET      NET         AND      DISTRIBUTIONS  DISTRIBUTIONS   ASSET
                                            VALUE     INVESTMENT  UNREALIZED    FROM NET         FROM        VALUE
                                          BEGINNING    INCOME/     GAINS ON    INVESTMENT       CAPITAL      END OF
                                          OF PERIOD     (LOSS)    SECURITIES     INCOME          GAINS       PERIOD
                                          ----------  ----------  ----------  -------------  -------------  --------
-------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
---------------------------
  CLASS D
    1999 #..............................  $   13.59   $    0.14   $    0.28   $      (0.03 ) $      (0.84 ) $  13.14
    1998 #..............................      10.87        0.10        3.04          (0.08 )        (0.34 )    13.59
    1997(4)#............................      10.24        0.06        0.63          (0.05 )        (0.01 )    10.87
------------------------------
DIVERSIFIED GLOBAL STOCK FUND
--------------------------
  CLASS D
    1999 #..............................  $   13.16   $    0.03   $    0.33   $         --   $      (0.93 ) $  12.59
    1998 #..............................      10.01        0.01        3.31          (0.04 )        (0.13 )    13.16
    1997(3)#............................      10.00       (0.03 )      0.06          (0.02 )           --      10.01
----------------------------
DIVERSIFIED U.S. STOCK FUND
------------------------
  CLASS D
    1999 #..............................  $   15.83   $    0.03   $    1.14   $         --   $      (1.64 ) $  15.36
    1998 #..............................      11.32       (0.11 )      5.53             --          (0.91 )    15.83
    1997(2)#............................      10.36       (0.03 )      1.01          (0.02 )           --      11.32

                                                                                                            RATIO OF
                                                                                                         NET INVESTMENT
                                                                              RATIO OF       RATIO       INCOME/(LOSS)
                                                                                NET       OF EXPENSES    TO AVERAGE NET
                                                                             INVESTMENT    TO AVERAGE        ASSETS
                                                                  RATIO OF    INCOME/      NET ASSETS      (EXCLUDING
                                                    NET ASSETS    EXPENSES   (LOSS) TO     (EXCLUDING       WAIVERS      PORTFOLIO
                                           TOTAL      END OF     TO AVERAGE   AVERAGE     WAIVERS AND         AND        TURNOVER
                                          RETURN   PERIOD (000)  NET ASSETS  NET ASSETS  REIMBURSEMENT)  REIMBURSEMENT)    RATE
                                          -------  ------------  ----------  ----------  --------------  --------------  ---------
-------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
---------------------------
  CLASS D
    1999 #..............................    3.50%  $    18,979       1.12%       0.49%          1.50%           0.11%         18%
    1998 #..............................    29.22       13,949        1.12        0.72           1.76            0.08          15
    1997(4)#............................     6.69*       6,882        1.12        0.71          2.56+           (0.73  )+       13
------------------------------
DIVERSIFIED GLOBAL STOCK FUND
--------------------------
  CLASS D
    1999 #..............................    3.23%  $     6,264       1.12%       (0.56 )%        1.50%          (0.94  )%      30%
    1998 #..............................    33.38        2,910        1.12       (0.07 )         2.52           (1.47  )       10
    1997(3)#............................     0.31*          46        1.12       (1.06 )        N/A++           N/A++          --
----------------------------
DIVERSIFIED U.S. STOCK FUND
------------------------
  CLASS D
    1999 #..............................    8.18%  $    24,267       1.12%       (0.53 )%        1.50%          (0.91  )%      30%
    1998 #..............................    48.86       13,794        1.12       (0.42 )         1.82           (1.12  )       21
    1997(2)#............................     9.43*       5,885        1.12       (0.39 )        2.75+           (2.02  )+       28




+ Ratios reflect the impact of the initial low level of average net assets associated with commencement of operations.


++ Ratio is not meaningful due to low level of assets and because SEI Investments will bear all expenses exceeding specific limitations.


# Per share calculations were performed using average shares for the period.


* Total return has not been annualized.


(1) Commenced operations 6/21/96. All ratios for that period have been annualized.


(2) Commenced operations 7/1/96. All ratios for that period have been annualized.


(3) Commenced operations 12/5/96. All ratios for that period have been annualized.


(4) Commenced operations 5/30/96. All ratios for that period have been annualized.


Amounts designated as "--" are zero or have been rounded to zero.

SEI Asset
      Allocation Trust

INVESTMENT ADVISER
SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL


Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
------------------------------------------------

The SAI dated July 31, 1999, includes detailed information about SEI Asset Allocation Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
------------------------------------------------


These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:
------------------------------------------------

BY TELEPHONE: Call 1-800-DIAL-SEI

BY MAIL: Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: HTTP://WWW.SEIC.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about SEI Asset Allocation Trust, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.


SEI Asset Allocation Trust's Investment Company Act registration number is 811-7445.

                           SEI ASSET ALLOCATION TRUST

Investment Adviser:

  SEI Investments Management Corporation

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust, and should be read in conjunction with the Trust's Prospectus dated July 31, 1999. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS

The Trust.............................................................................        S-2
Investment Objectives and Policies of the Funds.......................................        S-2
Description of Permitted Investments and Risk Factors of the Underlying SEI Funds.....        S-4
Investment Limitations of the Funds...................................................       S-21
Investment Limitations of the Underlying SEI Funds....................................       S-23
The Administrator to the Funds........................................................       S-27
The Investment Adviser to the Funds...................................................       S-28
The Advisers and Sub-Advisers to the Underlying SEI Funds.............................       S-28
Managers of the Underlying SEI Funds..................................................       S-29
Distribution..........................................................................       S-34
Trustees and Officers of the Trust....................................................       S-35
Performance...........................................................................       S-38
Purchase and Redemption of Shares.....................................................       S-39
Shareholder Services..................................................................       S-40
Taxes.................................................................................       S-40
Portfolio Transactions................................................................       S-42
Description of Shares.................................................................       S-43
Limitation of Trustees' Liability.....................................................       S-43
Voting................................................................................       S-44
Shareholder Liability.................................................................       S-44
Control Persons and Principal Holders of Securities...................................       S-44
Financial Statements..................................................................       S-47
Custodian.............................................................................       S-47
Experts...............................................................................       S-47
Legal Counsel.........................................................................       S-47
Appendix..............................................................................       S-48

July 31, 1999

                                   THE TRUST

    SEI Asset Allocation (the "Trust") is an open-end management investment company that currently consists of the following seven separate investment portfolios (each a "Fund" and, together, the "Funds"): Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, and Diversified U.S. Stock Fund. The Funds invest in shares of certain portfolios (the "Underlying SEI Funds") of SEI Liquid Asset Trust ("SLAT"), SEI Institutional Managed Trust ("SIMT") and SEI Institutional International Trust ("SIT"), most of which are managed by SEI Investments Management Corporation ("SIMC"), the Trust's investment adviser. (Together, SLAT, SIMT and SIT are the "Underlying Trusts.") The Funds may invest in the following Underlying SEI Funds: SIMT Large Cap Growth Fund, SIMT Large Cap Value Fund, SIMT Small Cap Growth Fund, SIMT Small Cap Value Fund, SIT International Equity Fund, SIT Emerging Markets Equity Fund, SIMT Core Fixed Income Fund, SIMT High Yield Bond Fund, SIT International Fixed Income Fund, SIT Emerging Markets Debt Fund and SLAT Prime Obligation Fund.

    The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 20, 1995. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Shareholders may purchase shares in each Fund through two separate classes of shares: Class A Shares and Class D Shares, which provide for variations in distribution, shareholder servicing and transfer agent costs, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Fund Management, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

    All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities thereto. Except for differences between the Class A shares and Class D shares pertaining to distribution and shareholder servicing fees, voting rights, dividends and transfer agent expenses, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

    The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

    DIVERSIFIED CONSERVATIVE INCOME FUND--The Diversified Conservative Income Fund seeks to provide current income and an opportunity for capital appreciation through limited participation in domestic equity markets. In general, relative to the other Funds, the Diversified Conservative Income Fund should offer investors the potential for a medium to high level of income and the potential for a low to medium level of capital growth, while subjecting investors to a medium level of principal risk.

    DIVERSIFIED CONSERVATIVE FUND--The Diversified Conservative Fund seeks to provide current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets. In general, relative to the other Funds, the Diversified Conservative Fund should offer investors the potential for a medium level of income and the potential for a low to medium level of capital growth, while subjecting investors to a medium level of principal risk.

    DIVERSIFIED GLOBAL MODERATE GROWTH FUND--The Diversified Global Moderate Growth Fund seeks long-term capital appreciation through participation in the domestic and global equity markets with a limited level of current income. In general, relative to the other Funds, the Diversified Global Moderate Growth Fund should offer investors the potential for a medium level of income and the potential for a medium level of capital growth, while subjecting investors to a medium level of principal risk.

    DIVERSIFIED MODERATE GROWTH FUND--The Diversified Moderate Growth Fund seeks long-term capital appreciation with a limited level of current income. In general, relative to the other Funds, the Diversified Moderate Growth Fund should offer investors the potential for a medium level of income and the potential for a medium level of capital growth, while subjecting investors to a medium level of principal risk.

    DIVERSIFIED GLOBAL GROWTH FUND--The Diversified Global Growth Fund seeks to provide long-term capital appreciation. Current income is a secondary consideration. In general, relative to the other Funds, the Diversified Global Growth Fund should offer investors the potential for a low to medium level of income and the potential for a medium to high level of capital growth, while subjecting investors to a higher level of principal risk.

    DIVERSIFIED GLOBAL STOCK FUND--The Diversified Global Stock Fund seeks to provide long-term capital appreciation through a diversified global equity strategy. In general, relative to the other Funds, the Diversified Global Stock Fund should offer investors the potential for a lower level of income and the potential for a higher level of capital growth, while subjecting investors to medium to high levels of principal risk.

    DIVERSIFIED U.S. STOCK FUND--The Diversified U.S. Stock Fund seeks to provide long-term capital appreciation through a diversified domestic equity strategy. Current income is an incidental consideration. In general, relative to the other Funds, the Diversified U.S. Stock Fund should offer investors the potential for a lower level of income and the potential for a high level of capital growth, while subjecting investors to a medium to high level of principal risk.

                    GENERAL INVESTMENT POLICIES OF THE FUNDS

    The Funds will attempt to achieve their investment objectives by purchasing shares of the Underlying SEI Funds within the percentage ranges set forth above for each asset class. The SEC issued an exemptive order to the Trust dated December 20, 1995 (the "Order"), which permits the Funds to acquire up to 100% of the Shares of any of the Underlying SEI Funds under certain conditions.

    In addition to purchasing shares of the Underlying SEI Funds, the Funds may use futures contracts and options in order to remain effectively fully invested in proportions consistent with SIMC's current asset allocation strategy in an efficient and cost effective manner. Specifically, each Fund may enter into futures contracts and options thereon provided that the aggregate deposits required on these contracts do not exceed 5% of the Fund's total assets.

    In order to meet liquidity needs, or for temporary defensive purposes, the Funds may purchase money market securities or other short-term debt instruments rated in one of the top two categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase or, if not rated, determined to be of comparable quality by the Adviser. To the extent that a Fund is engaged in temporary defensive investing, it will not be pursuing its investment objective. See "Description of Permitted Investments and Risk Factors of the Underlying SEI Funds."

                           RISK FACTORS OF THE FUNDS

    Prospective investors in the Funds should consider the following risk factors:

    - Any investment in a mutual fund involves risk and, although the Funds invest in a number of Underlying SEI Funds, this practice does not eliminate investment risk;

    - Under certain circumstances, an Underlying SEI Fund may determine to make payment of a redemption request by a Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by an Underlying SEI Fund until the Adviser determines that it is appropriate to dispose of such securities;

    - Certain Underlying SEI Funds may: invest a portion of their assets in foreign securities, including securities issued by emerging market issuers; enter into forward currency transactions; lend their portfolio securities; enter into stock and bond index, interest rate and currency futures contracts, and options on such contracts; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; and engage in various other investment practices. Further information about these investment policies and practices can be found under "Investment Objectives of the Underlying SEI Funds" and "Description of Permitted Investments and Risk Factors of the Underlying SEI Funds" in this Statement of Additional Information;

    - The Diversified Global Growth Fund and Diversified Global Moderate Growth Fund can each invest a portion of its assets in the SIMT High Yield Bond Fund. As a result, these Funds will be subject to the risks associated with high yield investing;

    - Certain Funds invest at least 10% and can invest as much as 30% of their assets in the SIT International Fixed Income and SIT Emerging Markets Debt Funds, which invest primarily in foreign fixed-income securities, including securities issued by emerging market issuers. Certain other Funds invest at least 20% and can invest as much as 50% of their assets in Underlying SEI Funds that invest primarily in foreign equity securities. These investments will subject the Funds to risks associated with investing in foreign securities; and

    - The officers and trustees of the Trust also serve as officers and trustees of the Underlying Trusts. In addition, the Adviser to each Fund serves as investment adviser to certain of the Underlying SEI Funds. Conflicts may arise as these persons seek to fulfill their fiduciary responsibilities at both levels.

    Further information regarding these risk factors may be found elsewhere in this Statement of Additional Information and in the Prospectus.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS
                          OF THE UNDERLYING SEI FUNDS

    AMERICAN DEPOSITORY RECEIPTS ("ADRS")--Generally, ADRs are designed for trading in the U.S. securities market, EDRs and CDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. While the funds typically invest in sponsored ADRs, joint arrangements between the issuer and the depositary, some ADRs may unsponsored. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

    ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with the mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANK NOTES--Bank notes are notes used to represent debt obligations issued by banks in large denominations.

    BANKERS' ACCEPTANCES--Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are issued by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    BRADY BONDS--In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

    CERTIFICATES OF DEPOSIT--Certificates of deposit are negotiable, interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

    COMMERCIAL PAPER--Commercial paper is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations and other entities. Maturities on these issues vary, generally from a day to nine months.

    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

    CORPORATE ZERO COUPON SECURITIES--Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

    DEMAND INSTRUMENTS--Demand instruments are instruments which may involve a conditional or unconditional demand feature which permits the holder to demand payment of the principal amount of the instrument. They may include variable amount master demand notes.

    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

    FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect a Fund's net asset value.

    There are no restrictions on the average maturity of the International Fixed Income or the Emerging Markets Debt Funds or on the maturity of any single instrument held by any Fund. Maturities may vary widely depending on the adviser's assessment of interest rate trends and other economic and market factors. In the event a security owned by a Fund is downgraded, the adviser will review the situation and take appropriate action with regard to the security. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. Fixed income securities rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities.

    FOREIGN SECURITIES--Foreign securities are securities issued by non-U.S. issuers. Certain of the Underlying SEI Funds may invest in U.S. dollar denominated obligations or securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Yankee Certificates of Deposit and investments in Canadian Commercial Paper and Europaper. These instruments may subject the Underlying SEI Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Investing in the securities of foreign companies and the utilization of forward foreign currency contracts involve special risks and considerations not typically associated with investing in U.S. companies. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in the exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to different accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The yankee obligations selected for the Funds will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    Some securities issued by foreign governments or their subdivisions, agencies or instrumentalities may not be backed by the full faith and credit of the foreign government.

    FORWARD FOREIGN CURRENCY CONTRACTS--Forward Foreign Currency Contracts are contracts which involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow an Underlying SEI Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

    When entering into a contract for the purchase or sale of a security in a foreign currency, an Underlying SEI Fund may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

    Also, when the Underlying SEI Fund's adviser or sub-adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, an Underlying SEI Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. An Underlying SEI Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into United States dollars. Some of the Underlying SEI Funds may enter into forward foreign currency contracts. The Underlying SEI Funds will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS--Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

    Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the Index is made; generally contracts are closed out prior to the expiration date of the contracts.

    No price is paid upon entering into futures contracts. Instead, an Underlying SEI Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

    Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of the funds and sellers to obtain a fixed rate for borrowings.

    An Underlying SEI Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of an Underlying SEI Fund's net assets. An Underlying SEI Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce an Underlying SEI Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact an Underlying SEI Fund's return.

    An Underlying SEI Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, an Underlying SEI Fund will only sell covered futures contracts and options on futures contracts.

    In order to avoid leveraging and related risks, when an Underlying SEI Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

    Futures contracts and options may be used by the Funds to reallocate assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading or to seek higher investment returns or simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. The Funds will not use futures contracts or options to leverage their portfolios.

    HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES--Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. The advisers of the SIT Emerging Markets Equity Fund believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. Investments in special situations may be illiquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities.

    LOWER RATED SECURITIES--Lower-rated securities are lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. These securities are rated "Baa" or lower by Moody's Investors Service, Inc. ("Moody's") or "BBB" or lower by Standard & Poor's Corporation ("S&P"). The SIMT High Yield Bond Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P. These ratings indicate that the obligations are speculative and may be in default. In addition, the Fund may invest in unrated securities of comparable quality subject to the restrictions stated in the Fund's Prospectus. The SIT Emerging Markets Debt Fund may invest in securities with the lowest available rating. Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

    Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Underlying SEI Fund's net asset value.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK SECURITIES. The descriptions below are intended to supplement the discussion in the Prospectus.

GROWTH OF HIGH-YIELD, HIGH-RISK BOND MARKET.

    The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Underlying SEI Funds' ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES.

    Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Underlying SEI Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Underlying SEI Fund's net asset value.

PAYMENT EXPECTATIONS.

    High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Underlying SEI Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Underlying SEI Fund's assets. If the Underlying SEI Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Underlying SEI Fund's rate of return.

LIQUIDITY AND VALUATION.

    There may be little trading in the secondary market for particular bonds, which may affect adversely the Underlying SEI Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

LEGISLATION.

    Legislative changes could adversely affect the Underlying SEI Fund's net asset value and investment practices, the secondary market for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities.

TAXES.

    The Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by an Underlying SEI Fund and therefore is subject to the distribution requirements of the tax code even though the Underlying SEI Fund has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Underlying SEI Fund in a taxable year may not be represented by cash income, the Underlying SEI Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are securities which represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association ("GNMA") and government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Certain Underlying SEI Funds may, consistent with their respective investment objectives and policies, invest in mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If an Underlying SEI Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's investment return to an Underlying SEI Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return an Underlying SEI Fund will receive when these amounts are reinvested.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")--

    CMOs are structured on pools of mortgage pass-through certificates or mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. CMOs will be purchased only if rated in the three highest rating categories by a nationally recognized statistical rating organization such as Moody's or S&P. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, the Underlying SEI Funds may utilize the expected average life of the security, as estimated in good faith by the Fund's adviser and sub-advisers, and will not invest in mortgage-backed securities with an expected average maturity of over seven years.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS")--

    SMBs are mortgage-backed securities where the interest portion of the security has been stripped from the principal portion of the security, and the two component parts are sold separately. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.

GOVERNMENT PASS-THROUGH SECURITIES--

    These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury.

PRIVATE PASS-THROUGH SECURITIES--

    These are mortgage-backed securities issued by a non-governmental entity, such as a trust or corporate. These securities include CMOs and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS")--

    CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")--

    CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICS--

    A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, GNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates.

Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

PARALLEL PAY SECURITIES; PAC BONDS--

    Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PFANDBRIEFE--

    A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.

    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Underlying SEI Fund to buy a security. If the broker-dealer to whom the Underlying SEI Fund sells the security becomes insolvent, the Underlying SEI Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Underlying SEI Fund is required to repurchase may be worth less than the security that the Underlying SEI Fund originally held.

    To avoid any leveraging concerns, an Underlying SEI Fund will place cash or liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    MUNICIPAL LEASES--Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new for of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    NON-DIVERSIFICATION--The International Fixed Income and Emerging Markets Debt Funds are non-diversified investment companies, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Funds may be invested in the obligations of a limited number of issuers. Although the advisers generally do not intend to invest more than 5% of each Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Funds be diversified (I.E., NOT INVEST MORE THAN 5% OF THEIR ASSETS IN THE SECURITIES IN ANY ONE ISSUER) AS TO 50% OF THEIR ASSETS.

    OPTIONS--Options on securities are contracts that give one of the parties to the contract the right to buy or sell the security that is subject to the option at a stated price during the option period, and obligates the other party to the contract to buy or sell such security at the stated price during the option period.

    The Underlying SEI Funds may trade put and call options on stocks and stock indices to a limited extent, as the Adviser or Sub-Adviser determines is appropriate in seeking an Underlying SEI Fund's investment objective, and except as restricted by each Underlying SEI Fund's investment limitations as set forth below. See "Investment Limitations."

    A put option on a security gives the purchaser (an Underlying SEI Fund) the right to sell, and imposes on the writer an obligation to buy, the underlying security at the exercise price during the option period. The advantage to an Underlying SEI Fund of buying the protective put is that if the price of the security falls during the option period, the Underlying SEI Fund may exercise the put and receive the higher exercise price for the security. However, if the security rises in value, the Underlying SEI Fund will have paid a premium for the put, which will expire unexercised.

    A call option on a security gives the purchaser the right to buy and imposes on the writer (an Underlying SEI Fund) the obligation to sell, the underlying security at the exercise price during the option period. The advantage to an Underlying SEI Fund of writing covered call options is that the Underlying SEI Fund receives a premium, which is additional income. However, if the security rises in value, an Underlying SEI Fund may not fully participate in the market appreciation. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. An Underlying SEI Fund's obligation as the writer of a covered call is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. As noted above, a closing purchase transaction is one in which an Underlying SEI Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

    An Underlying SEI Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Underlying SEI Fund may seek to purchase in the future. An Underlying SEI Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Underlying SEI Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Underlying SEI Fund.

    An Underlying SEI Fund may write covered call options as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Underlying SEI Fund will realized as profit the premium received for such option. When a call option written by an Underlying SEI Fund is exercised, the Underlying SEI Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by an Underlying SEI Fund is exercised, the Underlying SEI Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

    An Underlying SEI Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    An Underlying SEI Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by an Underlying SEI Fund will be "covered," which means that the Underlying SEI Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by an Underlying SEI Fund, the Underlying SEI Fund will establish a segregated account consisting of cash or liquid securities in an amount equal to the amount the Underlying SEI Fund would be required to pay upon exercise of the put.

    An Underlying SEI Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. An Underlying SEI Fund may choose to terminate an option position by entering into a closing transaction. The ability of an Underlying SEI Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    All options written on indices must be covered. When an Underlying SEI Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. The Underlying SEI Funds will engage in option transactions only as hedging transactions and not for speculative purposes.

    PAY-IN-KIND SECURITIES--Pay-in-kind securities are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

    PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which an Underlying SEI Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

    RECEIPTS--Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments. Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts, while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. For more information, see "Zero Coupon Securities."

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Underlying SEI Fund or its agent will have actual or constructive possession of the securities held as collateral for the repurchase agreement. An Underlying SEI Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, or if the Fund realizes a loss on the sale of the collateral securities. An adviser will enter into repurchase agreements on behalf of an Underlying SEI Fund only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees. An Underlying SEI Fund enters into repurchase agreements only with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Underlying SEI Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by an Underlying SEI Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The advisers and sub-advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by an Underlying SEI Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, an Underlying SEI Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, an Underlying SEI Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Underlying SEI Fund is treated as an unsecured creditor.

    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under
Section 4(2) of the 1933 Act, and is generally sold to institutional investors (including investment companies) who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

    SECURITIES LENDING--Securities lending is an investment technique which enables an Underlying SEI Fund to generate additional income by lending its securities pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities, as collateral equal to at least the market value at all times of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding loaned securities for an Underlying SEI Fund exceeds 20% of the value of that Fund's total assets taken at fair market value. Loans are made only to borrowers deemed by the adviser or sub-adviser to be in good standing and when, in the judgment of the adviser or sub-adviser, the consideration that can be earned currently from such loaned securities justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. Each of the Underlying SEI Funds may use the Distributor as a broker in these transactions.

    SHORT SALES--An Underlying SEI Fund may sell securities short against the box. A short sale is "against the box" if at all times during which the short position is open, the Underlying SEI Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

    STRUCTURED SECURITIES--The SIT Emerging Markets Debt Fund may purchase structured securities in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the SIT Emerging Markets Debt Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

    SWAPS, CAPS, FLOORS AND COLLARS--In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

    In a typical cap or floor agreement, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. In swap agreements, if the Underlying SEI Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Underlying SEI Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Underlying SEI Fund's investment and their share price and yield.

    Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on the Underlying SEI Fund's performance.

    Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. An Underlying SEI Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation an Underlying SEI Fund may have under these types of arrangements will be covered by setting aside cash or liquid securities in a segregated account. An Underlying SEI Fund will enter into swaps only with counterparties believed to be creditworthy.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or maturing in more than seven days are considered to be illiquid securities.

    U.S. GOVERNMENT AGENCY SECURITIES--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., Government National Mortgage Association Securities), and others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank Securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae Securities). Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Underlying SEI Fund's shares.

    U.S. TREASURY RECEIPTS--U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. U.S. Treasury receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts, while TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Variable or floating rate instruments are instruments which may involve a demand feature and may include variable amount master demand notes available through the Custodian. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security. The quality of the underlying credit must, in the opinion of an Underlying SEI Fund's advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Underlying SEI Fund. Each Underlying SEI Fund's advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average portfolio maturity.

    WHEN-ISSUED SECURITIES--When-issued securities are securities for which delivery and payment normally take place within 45 days after the date of commitment to purchase. In the case of debt obligations, delivery and payment normally takes place within 45 days after the date of commitment to purchase. An Underlying SEI Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery. An Underlying SEI Fund will establish a segregated account and maintain cash or liquid securities in an amount at least equal in value to that Underlying SEI Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Underlying SEI Fund involved will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    One form of when-issued or delayed-delivery security that a Fund may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue securities under Rule 144A of the Securities Exchange Act of 1933. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for an Underlying SEI Fund will adhere to the same standards as those utilized for the selection of domestic debt obligations.

    YEAR 2000 RISKS--The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, business and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its mission critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

    Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Trust and its shareholder.

    ZERO COUPON SECURITIES--Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities, including STRIPS and Receipts (TRs, TIGRs and CATS) are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. Shareholders may have to redeem shares to pay tax on the "phantom income" earned by an Underlying SEI Fund, and the Underlying SEI Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. An Underlying SEI Fund accrues income with respect to the securities prior to the receipt in cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. See also "Taxes."

                      INVESTMENT LIMITATIONS OF THE FUNDS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental for each Fund, and may not be changed without shareholder approval.

1.  Each Fund will concentrate its investments in mutual fund shares.

2. Each Fund may borrow money in an amount up to 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its assets, asset coverage of 300% is required for all borrowings.

In addition, each Fund may not:

1. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties.

2. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase commodities contracts relating to financial instruments, such as financial futures or index contracts and options on such contracts.

3. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

5. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

    These investment limitations are fundamental policies of the Funds and may not be changed without the approval of a majority of a Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of a fund's shares present at a meeting, if more than 50% of the outstanding shares of a fund are present or represented by proxy; or (ii) more than 50% of a fund's outstanding shares, whichever is less.

NON-FUNDAMENTAL POLICIES

Each Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the Trust's SEC Order or as otherwise permitted by the 1940 Act.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

    A Fund's purchase of investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) applies at the time of purchase. These limitations are non-fundamental and may be changed by the Trust's Board of Trustees without a vote of shareholders.

               INVESTMENT LIMITATIONS OF THE UNDERLYING SEI FUNDS

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of each Underlying SEI Fund which cannot be changed with respect to an Underlying SEI Fund without the consent of the holders of a majority of that Fund's outstanding shares.

    The SIMT Core Fixed Income, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Small Cap Growth, SIMT Small Cap Value, SIT International Equity, SIT Emerging Markets Debt and SIT Emerging Markets Equity Funds may not:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities in accordance with its prospectus and statement of additional information.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The SIT International Fixed Income Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in the Prospectuses in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

2. Make loans, except that the Fund may (i) purchase or hold debt securities in accordance with its investment objectives and policies; (ii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information; and (iii) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the total assets of the International Fixed Income Fund.

3.  Invest in companies for the purpose of exercising control.

4.  Acquire more than 10% of the voting securities of any one issuer.

5. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

6. Make short sales of securities, maintain a short position or purchase securities on margin, except as described in the Prospectus and except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds.

9. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowing as described in the Prospectuses in this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

10. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

11. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

12. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

13. Purchase restricted securities (securities which must be registered under the Securities Act of 1933, as amended (the "1933 Act"), before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and this Statement of Additional Information.

14. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities.

15. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments for the Portfolio and any interest paid on such borrowings will reduce the income of the Fund.

    For purposes of the industry concentration limitations discussed above, and for purposes of the International Fixed Income Portfolio, these limitations form part of the fundamental limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry.

The SLAT Prime Obligation Fund may not:

1. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings by the Fund will be repaid before making additional investments for the Fund and any interest on such borrowings will reduce the income of the Fund.

2. Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's total assets.

3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings, as described in the Prospectus, in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time such loan is incurred.

4.  Invest in companies for the purpose of exercising control.

5.  Acquire more than 10% of the voting securities of any one issuer.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, real estate limited partnerships, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of securities transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and, in any event, may not purchase securities of other open-end investment companies. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of an investment company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment companies results in the layering of expenses such that shareholders would indirectly bear a proportionate share of such investment companies' expenses, including advisory fees.

10. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described in the Prospectus and Statement of Additional Information or as permitted by rule, regulation or order of the Securities and Exchange Commission.

11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares of securities.

12. Purchase any securities which would cause more than 25% of the total assets of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

13. Purchase securities of any company which has (with predecessors) a record of less than three years' continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or
    (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services, if, as a result, more than 5% of the total assets (taken at fair market value) of the Fund would be invested in such securities.

14. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

15. Invest in interests in oil, gas or other mineral exploration or development programs.

16. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectus and this Statement of Additional Information.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations are fundamental policies of each Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES

    The SIMT Core Fixed Income, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Small Cap Growth, SIMT Small Cap Value, SIT International Equity, SIT Emerging Markets Debt and SIT Emerging Markets Equity Funds may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such restricted securities.

The SLAT Prime Obligation Fund must:

1.  Maintain an average dollar-weighted portfolio maturity of 90 days or less.

    Under rules and regulations established by the SEC, an Underlying SEI Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Underlying SEI Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Underlying SEI Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying SEI Fund. An Underlying SEI Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase. These limitations are non-fundamental and may be changed by the Underlying Trust's Board of Trustees without a vote of shareholders.

                         THE ADMINISTRATOR TO THE FUNDS

    The Administration Agreement provides that SEI Investments Fund Management ("SEI Management") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of SEI Management; or (e) as to any Fund or the Trust, effective upon the liquidation of such Fund or the Trust, as the case may be.

    SEI Management, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in SEI Management. SEI Investments and its subsidiaries and affiliates, including SEI Management, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. SEI Management and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.

    If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

    For the fiscal years ended March 31, 1997, 1998 and 1999 SEI Management waived fees as follows:

                                                                 FEES PAID                          FEE WAIVERS
                                                   -------------------------------------  --------------------------------
                                                      1997         1998         1999        1997       1998        1999
                                                      -----        -----        -----     ---------  ---------  ----------
Diversified Conservative Income Fund.............   $       0    $       0    $       0   $   3,551  $  19,257  $   46,315
Diversified Conservative Fund....................   $       0    $       0    $       0   $   5,471  $  38,376  $   86,269
Diversified Global Moderate Growth Fund..........   $       0    $       0    $       0   $      29  $  20,464  $   53,727
Diversified Moderate Growth Fund.................   $       0    $       0    $       0   $  20,907  $  77,341  $  173,396
Diversified Global Growth Fund...................   $       0    $       0    $       0   $  20,537  $  93,780  $   68,913
Diversified Global Stock Fund....................   $       0    $       0    $       0   $   2,307  $  25,824  $  172,843
Diversified U.S. Stock Fund......................   $       0    $       0    $       0   $  16,684  $  50,632  $  128,224

                      THE INVESTMENT ADVISER TO THE FUNDS

    SIMC will discharge its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. The Trust's Advisory Agreement with SIMC provides that SIMC shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The Trust will operate in a manner that is distinctly different from virtually all other investment companies. Most investment companies operate under a structure in which a single related group of companies provide investment advisory, administrative, and distribution services, and in which the investment companies purchase equity and debt securities. The Trust, however, invests in shares of certain related investment companies that are advised and/or administered by SIMC (I.E., the Underlying SEI Funds). In turn, these Underlying SEI Funds invest in equity, debt and other securities. SIMC is responsible for investing the assets of each Fund in certain of the Underlying SEI Funds within percentage ranges established by SIMC, and for investing uninvested cash balances in short-term investments, including repurchase agreements.

    The continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the SIMC, or by SIMC on 90 days' written notice to the Trust.

           THE ADVISERS AND SUB-ADVISERS TO THE UNDERLYING SEI FUNDS

    Each Advisory and certain of the Sub-Advisory Agreements provide that each Adviser (or Sub-Adviser) shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Advisers shall not be protected against any liability to the Underlying Trusts or their Shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    Pursuant to the Advisory and Sub-Advisory Agreements, the Underlying SIMT and SIT Funds rely upon SIMC for access, on a pooled investment basis, to the core elements of SIMC's investment adviser selection, monitoring, and asset allocation services. Under the "Manager of Managers" approach employed by the Underlying SIMT and SIT Funds, SIMC will recommend and, if the Trustees of the

Underlying Trusts approve the recommendation, monitor for the Underlying SEI Funds one or more managers using a range of investment styles.

    The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Underlying SEI Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to an Underlying SEI Fund, by a majority of the outstanding shares of that Underlying SEI Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser (or Sub-Adviser), or by the Adviser (or Sub-Adviser) on 90 days' written notice to the Trust. However, SIMC has obtained an exemptive order from the Securities and Exchange Commission (the "SEC") that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers for an Underlying SEI Fund without submitting the sub-advisory agreement to a vote of the Underlying SEI Fund's shareholders. In addition, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements.

    For the fiscal years ended March 31, 1997, 1998 and 1999 the Adviser waived fees as follows:

                                                                  FEES PAID                          FEE WAIVERS
                                                    -------------------------------------  -------------------------------
                                                       1997         1998         1999        1997       1998       1999
                                                       -----        -----        -----     ---------  ---------  ---------
Diversified Conservative Income Fund..............   $       0    $       0    $       0   $   1,775  $   9,747  $  23,157
Diversified Conservative Fund.....................   $       0    $       0    $       0   $   2,709  $  19,188  $  43,134
Diversified Global Moderate Growth Fund...........   $       0    $       0    $       0   $      14  $  10,232  $  26,863
Diversified Moderate Growth Fund..................   $       0    $       0    $       0   $  10,453  $  37,000  $  86,696
Diversified Global Growth Fund....................   $       0    $       0    $       0   $  10,268  $  46,889  $  86,420
Diversified Global Stock Fund.....................   $       0    $       0    $       0   $   1,154  $  12,091  $  34,456
Diversified U.S. Stock Fund.......................   $       0    $       0    $       0   $   8,342  $  25,316  $  64,111

                      MANAGERS OF THE UNDERLYING SEI FUNDS

    The following persons serve as portfolio managers to the Underlying SEI
Funds:

SIMT LARGE CAP GROWTH FUND

    Alliance Capital Management L.P. ("Alliance") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Alliance is a registered investment adviser organized as a Delaware limited partnership, which originated as Alliance Capital Management Corporation in 1971. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, is the general partner of Alliance. As of June 30, 1998, Alliance managed over $255 billion in assets. The principal address of Alliance is 1345 Avenue of the Americas, New York, New York 10105.

    Provident Investment Counsel, Inc. ("Provident") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Provident is a registered investment adviser with its principal business address at 300 North Lake Avenue, Pasadena, California 91101, which, through its predecessors, has been in business since 1951, a wholly-owned subsidiary of United Asset Management ("UAM"), a publicly traded investment adviser holding company. UAM is headquartered at One International Place, Boston, Massachusetts 02110. As of June 30, 1999, Provident had over $20 billion in client assets under management.

    TCW Funds Management Inc. ("TCW") serves as a Sub-Adviser for a portion of the assets of the SIMT Large Cap Growth Fund. TCW is a wholly-owned subsidiary of the TCW Group, Inc. TCW is a registered investment adviser that currently has approximately $57.8 billion of assets under management. The principal business address of TCW is 865 S. Figueroa, Suite 1800, Los Angeles, California 90017.

SIMT LARGE CAP VALUE FUND

    LSV Asset Management, L.P. ("LSV") serves as a Sub-Adviser to a portion of the assets of the SIMT Large Cap Value Fund. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns a majority interest in LSV. The general partners developed a quantitative value investment philosophy that has been used to manage assets over the past 7 years. The principal business address of LSV is 200 W. Madison Avenue, Chicago, Illinois 60606. LSV manages approximately $5.9 billion in client assets.

    Mellon Equity Associates, LLP ("Mellon Equity") serves as a Sub-Adviser to a portion of the assets of the SIMT Large Cap Value Fund. Mellon Equity is a limited liability partnership founded in 1987. Mellon Bank, N.A., is the 99% limited partner and MMIP, Inc. is the 1% general partner. MMIP, Inc. is a wholly-owned subsidiary of Mellon Bank, N.A., which itself is a wholly-owned subsidiary of the Mellon Bank Corporation. Mellon Equity had discretionary management authority with respect to approximately $32.5 billion of assets as of June 30, 1999. The business address for Mellon Equity is 500 Grant Street, Suite 3700, Pittsburgh, Pennsylvania 15258.

    Sanford C. Bernstein & Co., Inc. ("Bernstein"), serves as a Sub-Adviser to a portion of the assets of the SIMT Large Cap Value Fund. Founded in 1967, Bernstein is a registered investment adviser that managed approximately $89.9 billion in assets as of June 30, 1999. Bernstein is controlled by the members of its Board of Directors and its principal business address is 767 Fifth Avenue, New York, New York 10153.

SIMT SMALL CAP GROWTH FUND

    Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser to a portion of the assets of the SIMT Small Cap Growth Fund. As of June 30, 1999, Nicholas-Applegate had discretionary management authority with respect to approximately $33.5 billion of assets. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate, pursuant to a partnership agreement, is controlled by its general partner, Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by a corporation controlled by Arthur
E. Nicholas.

    Wall Street Associates ("WSA") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. WSA was founded in 1987, and as of June 30, 1999, had approximately $1.4 billion in assets under management. The principal business address of WSA is at 1200 Prospect Street, Suite 100, La Jolla, California 92037.

    Furman Selz Capital Management LLC ("Furman Selz") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Furman Selz, a Delaware limited liability company whose predecessor was formed in 1977, is a registered investment adviser that managed approximately $10 billion in assets as of June 30, 1999. The ultimate parent of Furman Selz is ING Groep N.V., a Dutch financial services company. Furman Selz's principal business address is 230 Park Avenue, New York, NY 10169.

    RS Investment Management, L.P. ("RSIM"), serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Growth Fund. RSIM is a wholly-owned subsidiary of BankAmerica. RSIM is a registered investment adviser that currently has approximately $4.2 billion of assets under management, $240 million of which is in the small cap product. The principal business address of RSIM is 555 California Street, Suite 2600, San Francisco, California 94104.

    Sawgrass Asset Management, LLC ("Sawgrass") serves as a Sub-Adviser to a portion of the assets of the SIMT Small Cap Growth Fund. Sawgrass, an entrepreneurial startup by an experienced team of investment professionals, was founded in 1998. Sawgrass is a registered investment adviser that currently manages approximately $325 million in assets. Sawgrass's principal business address is 4337 Pablo Oaks Court, Building 200, Jacksonville, Florida 32224.

SIMT SMALL CAP VALUE FUND

    Artisan Partners LP ("Artisan") serves as a Sub-Adviser to a portion of the assets of the SIMT Small Cap Value Fund. Artisan, a privately owned multidiscipline investment firm, was founded in 1994. Artisan is a registered investment adviser that currently manages approximately $2.4 billion in assets. Artisan's principal business address is 1000 N. Water Street, Milwaukee, Wisconsin 53202.

    Boston Partners Asset Management, L.P. ("BPAM") serves as a Sub-Adviser for a portion of the assets of the SIMT Small Cap Value Fund. BPAM, a Delaware limited partnership, is a registered investment adviser whose general partner is Boston Partners, Inc. BPAM was founded in April, 1995, and as of June 30, 1999, it had approximately $11.4 billion in assets under management. The principal business address of BPAM is 28 State Street, 21st Floor, Boston, Massachusetts 02109.

    LSV Asset Management, L.P. ("LSV") serves as a Sub-Adviser to a portion of the assets of the SIMT Small Cap Value Fund. LSV is a registered investment adviser organized as a Delaware general partnership. An affiliate of SIMC owns a majority interest in LSV. The general partners developed a quantitative value investment philosophy that has been used to manage assets over the past 7 years. The principal business address of LSV is 200 W. Madison Avenue, Chicago, Illinois 60606. LSV manages approximately $5.9 billion in client assets.

    Mellon Equity Associates, LLP ("Mellon Equity") serves as a Sub-Adviser to a portion of the assets of each of the SIMT Small Cap Value Fund. Mellon Equity is a limited liability partnership founded in 1987. Mellon Bank, N.A., is the 99% limited partner and MMIP, Inc. is the 1% general partner. MMIP, Inc. is a wholly-owned subsidiary of Mellon Bank, N.A., which itself is a wholly-owned subsidiary of the Mellon Bank Corporation. Mellon Equity had discretionary management authority with respect to approximately $32.5 billion of assets as of June 30, 1999. The business address for Mellon Equity is 500 Grant Street, Suite 3700, Pittsburgh, Pennsylvania 15258.

SIT INTERNATIONAL EQUITY FUND

    Acadian Asset Management, Inc. ("Acadian") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. Acadian, a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), was founded in 1977 and managed approximately $5.5 billion in assets invested globally as of June 30, 1999. Acadian's business address is Two International Place, 26th floor, Boston, Massachusetts 02110.

    Capital Guardian Trust Company ("CGTC"), a California trust company founded in 1968, serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. CGTC, a wholly-owned subsidiary of The Capital Group Companies, Inc., managed international portfolios since 1978, and as of June 30, 1999, managed a total of over $95 billion primarily for institutional clients. The principal business address of CGTC and The Capital Group Companies, Inc. is 333 South Hope Street, Los Angeles, California 90071.

    Scottish Widows Investment Management Limited ("Scottish Widows") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. Scottish Widows is a wholly-owned subsidiary of the Scottish Widows Group, a mutual insurance company founded in 1815 and based in Edinburgh, Scotland. Scottish Widows was established to provide fund management across a board client base which includes both individual and institutional accounts. Scottish Widows employs a concentrated growth investment process and specializes in the European market. Scottish Widows is a registered investment adviser that managed approximately $52.8 billion. The principal business address of Scottish Widows is P.O. Box 17036, 69 Morrison Street, Edinburgh EH3 8YF, Scotland.

    SG Pacific Asset Management, Inc. ("SG Pacific") and SGY Asset Management (Singapore) Ltd. ("SGY") jointly serve as sub-adviser for a portion of the assets of the SIT International Equity Funds. Societe Generale Asset Management (North Pacific), a French financial services conglomerate, has a controlling interest in SG Yamaichi Asset Management Co., Ltd. ("SG Yamaichi"), the parent of SG Pacific and SGY. SG Yamaichi serves as a sub-adviser for a portion of the assets of the International Equity Fund. SG Yamaichi was established in 1971 as a global asset management firm. SG Pacific and SGY are wholly-owned subsidiaries of SG Yamaichi. SG Yamaichi specializes in Japan and Pacific Basin equity management with both active and quantitative strategies. The principal address of SG Pacific is 30 Wall Street, 8th Floor, New York, New York 10005. The principal address of SGY is 138 Robinson Road, #13-01/05, Hong Leong Centre, Singapore 068906. The principal address of SG Yamaichi is 5-1, Nihombashi Kabutocho, Chuo-ku, Tokyo 103, Japan. SG Yamaichi and its affiliates currently manage over $20.4 billion in assets worldwide.

SIT EMERGING MARKETS EQUITY FUND

    Coronation Asset Management (Proprietary) Limited ("Coronation") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. Coronation, a registered investment adviser organized under the laws of the Republic of South Africa, was founded in 1993, and currently manages $4.7 billion in assets. The principal business address of Coronation is 80 Strand Street, Cape Town, South Africa, 8001.

    Parametric Portfolio Associates ("Parametric") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. Parametric is a general partnership whose general partners are PIMCO Advisors L.P. ("PIMCO"), the supervisory general partner, and Parametric Management, Inc., the managing general partner (a wholly-owned subsidiary of PIMCO). Parametric's predecessor was founded in 1987, and as of June 30, 1999, Parametric managed approximately $3.9 billion in client assets.

    SG Pacific Asset Management, Inc. ("SG Pacific") and SGY Asset Management (Singapore) Ltd. ("SGY") jointly serve as sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Funds. Societe Generale Asset Management (North Pacific), a French financial services conglomerate, has a controlling interest in SG Yamaichi Asset Management Co., Ltd. ("SG Yamaichi"), the parent of SG Pacific and SGY. SG Yamaichi was established in 1971 as a global asset management firm. SG Pacific and SGY are wholly-owned subsidiaries of SG Yamaichi. SG Yamaichi specializes in Japan and Pacific Basin equity management with both active and quantitative strategies. The principal address of SG Pacific is 30 Wall Street, 8th Floor, New York, New York 10005. The principal address of SGY is 138 Robinson Road, #13-01/05, Hong Leong Centre, Singapore 068906. The principal address of SG Yamaichi is 5-1, Nihombashi Kabutocho, Chuo-ku, Tokyo 103, Japan. SG Yamaichi and its affiliates currently manage over $20.4 billion in assets worldwide.

    Credit Suisse Asset Management Limited ("Credit Suisse") acts as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. Credit Suisse, a UK limited liability company formed in 1982, is a registered investment adviser that currently manages approximately $37.7 billion. Credit Suisse is a wholly-owned subsidiary of the Credit Suisse Group, a financial services conglomerate headquartered in Zurich, Switzerland. Credit Suisse's principal business address is Beaufort House, 15 St. Botolph Street, London, EC3A 7JJ.

    Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management") acts as a Sub-Adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. MSDW Investment Management is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. MSDW Investment Management is a registered investment adviser that currently has approximately $79.6 billion of assets under management. The principal business address of MSDW Investment Management is 1221 Avenue of the Americas, New York, New York 10020.

    Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser Manager to a portion of the assets of the SIT Emerging Markets Equity Fund. As of June 30, 1999, Nicholas-Applegate had discretionary management authority with respect to approximately $33.5 billion of assets. The principal business address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate, pursuant to a partnership agreement, is controlled by its general partner, Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by a corporation controlled by Arthur E. Nicholas.

SIMT CORE FIXED INCOME FUND

    BlackRock, Inc. (formerly, BlackRock Financial Management, Inc.) ("BlackRock") serves as a Sub-Adviser to a portion of the assets of the SIMT Core Fixed Income Fund. BlackRock, a registered investment adviser, is a Delaware corporation with its principal business address at 345 Park Avenue, 30th Floor, New York, New York 10154. BlackRock's predecessor was founded in 1988, and as of June 30, 1999 BlackRock had $142 billion in assets under management. BlackRock is an indirect subsidiary of PNC Bank Corp.

    Firstar Investment Research & Management Company, LLC ("FIRMCO") serves as a Sub-Adviser for a portion of the assets of the SIMT Core Fixed Income Fund. FIRMCO is a registered investment adviser with its principal business address at 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. As of June 30, 1998, it had approximately $24.4 billion in assets under management. FIRMCO is a wholly-owned subsidiary of Firstar Corporation, a bank holding company located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

    Western Asset Management Company ("Western") serves as a Sub-Adviser for a portion of the assets of the SIMT Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds. As of June 30, 1999, Western managed approximately $41.5 billion in client assets, including $57.4 billion of investment company assets. The principal business address of Western is 117 East Colorado Boulevard, Pasadena, California 91105.

SIMT HIGH YIELD BOND FUND

    Credit Suisse Asset Management (formerly, BEA Associates) ("Credit Suisse") serves as the Sub-Adviser for the SIMT High Yield Bond Fund. Credit Suisse is a general partnership organized under the laws of the State of New York and, together with its predecessor firms, has been engaged in the investment advisory business for more than 50 years. Credit Suisse, the second largest Swiss bank, is a subsidiary of CS Holding, a Swiss corporation. As of June 30, 1999, Credit Suisse managed approximately $37.7 billion in assets. Credit Suisse's principal business address is One Citicorp Center, 153 East 53rd Street, New York, New York 10022.

SIT INTERNATIONAL FIXED INCOME FUND

    Strategic Fixed Income, L.L.C. ("Strategic") serves as the investment adviser to the SIT International Fixed Income Fund. Strategic is a Delaware limited liability company whose predecessor was formed in 1991 to manage multi-currency fixed income portfolios. The managing member of the firm is Gobi Investment Inc., of which Kenneth Windheim is the sole shareholder, and the limited partner is Strategic Investment Management ("SIM"). As of June 30, 1999, Strategic managed $4.1 billion of client assets. The principal address of Strategic is 1001 Nineteenth Street North, Suite 1720, Arlington, Virginia 22209.

SIT EMERGING MARKETS DEBT FUND

    Salomon Brothers Asset Management Inc ("SBAM") serves as the sub-adviser for the assets of the SIT Emerging Markets Debt Fund. SBAM, an indirect wholly-owned subsidiary of The Traveler's Group, is a Delaware corporation that was founded in 1987. SBAM is a registered investment adviser that currently manages approximately $27.0 billion in client assets. SBAM's principal business address is 7 World Trade Center, New York, New York 10048.

                                  DISTRIBUTION

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement ("the Distribution Agreement") with the Trust. The Trust has adopted a Distribution Plan for its Class D shares (the "Class D Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act (which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares). In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of a Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Class D Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The Class D Plan provides for payments to the Distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, pursuant to a Shareholder Service Plan and Agreement (the "Service Plan"), each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares, which is calculated and payable monthly, at the annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.

    The distribution-related payments under the Class D Plan may be used by the Distributor to provide initial and ongoing sales compensation to its investment executives and to other broker-dealers and financial intermediaries in respect of sales of Class D Shares, to compensate third parties for the provision of distribution-related services relating to Class D Shares, and to pay for advertising and promotional expenses in connection with the distribution of Class D Shares. These advertising and promotional expenses may include: costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors; preparation and distribution of sales literature; advertising of any type; an allocation of other expenses of the Distributor related to the distribution of Class D Shares; and payments to, and expenses of, officers, employees or representatives of the Distributor, of other broker-dealers, banks or other financial institutions, and of any other persons who provide support services in connection with the distribution of Fund Shares.

    The service fees payable to the Distributor under the Service Plan are intended to compensate the Distributor for the provision of shareholder services, and may be used by the Distributor to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to Class D Shares of the applicable Funds. Such shareholder services may include: telephone service to shareholders; acceptance and processing of written correspondence, new account applications and subsequent purchases by check; mailing of confirmations, statements and tax forms directly to shareholders; maintenance of customer accounts, and acceptance of payment for trades by Federal Reserve wire. The Distributor shall perform or supervise the performance by others of other shareholder services in connection with the operation of the Funds, as agreed from time to time.

    Payments under the Class D Plan are not tied exclusively to the expenses for distribution activities actually incurred by the Distributor or third parties, so that such payments may exceed expenses actually incurred by the Distributor. Similarly, payments to the Distributor under the Service Plan are not directly tied to shareholder servicing expenses incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Class D Plan and the Service Plan and their payment terms on a continuing basis and, in doing so, will consider all relevant factors, including expenses borne by the Distributor and amounts it receives under the Class D Plan and the Service Plan.

    Periodically, the Distributor may waive a portion of the fees payable to it under the Service Plan in order to keep within certain limits imposed by the Trust's SEC Order. Specifically, any Fund's shareholder servicing fees will be reduced in an amount equal to the Fund's pro rata portion of any shareholder servicing fees paid by any Underlying SEI Fund in which the Fund invests, but only to the extent necessary to comply with the Trust's SEC Order.

    It is possible that an institution may offer different categories of shares to its customers and thus receive different compensation with respect to the different categories. These financial institutions may also charge separate fees to their customers.

    Except to the extent that SEI Management (as Administrator) and SIMC (as investment adviser) benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Class D Plan or related agreements.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

    For the fiscal year ended March 31, 1999, the Funds incurred the following distribution expenses:

                                                                                                    AMOUNT PAID TO
                                                                                                    3RD PARTIES BY
                                                                                                    THE DISTRIBUTOR
                                                                                                          FOR
                                                                               TOTAL       FEES      DISTRIBUTION-
                                                                            DISTRIBUTION   PAID         RELATED
FUND CLASS D SHARES                                                          EXPENSES        %         SERVICES
--------------------------------------------------------------------------  -----------  ---------  ---------------
Diversified Conservative Income Fund......................................   $  42,432     .75%        $       0
Diversified Conservative Fund.............................................   $ 106,760     .75%        $       0
Diversified Global Moderate Growth Fund...................................   $  67,718     .75%        $       0
Diversified Moderate Growth Fund..........................................   $ 204,808     .75%        $       0
Diversified Global Growth Fund............................................   $ 157,653     .75%        $       0
Diversified Global Stock Fund.............................................   $  56,336     .75%        $       0
Diversified U.S. Stock Fund...............................................   $ 190,820     .75%        $       0

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Oak Associates Funds, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, and Alpha Select Funds, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co. (the "Distributor").

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Manager and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Manager and the Distributor, Director and Secretary of SEI Investments and Secretary of the Adviser, the Manager and the Distributor. Trustee of The Advisors' Inner Circle Fund. The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995, Trustee of SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments, the Adviser and the Manager since 1997. Senior Vice President, SEI Investments, 1986-1991; Vice President, SEI Investments, 1981-1986.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Manager and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1980. Associate, Paul Weiss, Rifkind, Wharten & Garrison (law firm), 1998. Associate, Baker & Mckenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991; Director of Taxes of SEI Investments Company 1987 to 1991. Tax Manager, Arthur Anderson LLP prior to 1987.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, the Adviser, the Manager and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, September 1990-September 1992.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments, the Adviser, the Manager and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Adviser and the Manager since 1994. Vice President, General Counsel and Assistant Secretary of the Adviser, the Manager and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998). Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Manager and the Distributor.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Investments Mutual Fund Services and Vice President of the Manager since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

**Messrs. Gooch, Storey, and Sullivan serve as members of the Audit Committee of the Trust.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by SEI Management.

                                      AGGREGATE           PENSION OR                                  TOTAL COMPENSATION FROM
                                    COMPENSATION      RETIREMENT BENEFITS      ESTIMATED ANNUAL         REGISTRANT AND FUND
                                   FROM REGISTRANT  ACCRUED AS PART OF FUND      BENEFITS UPON        COMPLEX PAID TO TRUSTEES
NAME OF PERSON AND POSITION        FOR FYE 3/31/99         EXPENSES               RETIREMENT              FOR FYE 3/31/99
---------------------------------  ---------------  -----------------------  ---------------------  ----------------------------
Robert A. Nesher, Trustee........    $         0           $       0               $       0        $0 for services on 8 boards
William M. Doran, Trustee........    $         0           $       0               $       0        $0 for services on 8 boards
F. Wendell Gooch, Trustee........    $  9,615.88           $       0               $       0        $104,750 for services on 8
                                                                                                      boards
Frank E. Morris, Trustee*........    $  9,615.88           $       0               $       0        $77,250 for services on 8
                                                                                                      boards
James M. Storey, Trustee.........    $  7,179.61           $       0               $       0        $104,750 for services on 8
                                                                                                      boards
George J. Sullivan, Trustee......    $  9,615.88           $       0               $       0        $104,750 for services on 8
                                                                                                      boards

--------------------------

*Mr. Frank E. Morris retired as of December 31, 1998.

Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, each Fund may advertise yield and/or total return. These figures will be based on historical earnings and are not intended to indicate future performance.

    The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period generated each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula: Yield = 2[((a-b)/(cd)) + 1)(to the power of)(6)-1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T)(to the power of)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return: n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the forgoing, the average annual total returns for the Funds from inception through March 31, 1999, and for the one year period ended March 31, 1999, and the period from inception to March 31, 1999, were as follows:

                                                                                              AVERAGE ANNUAL
                                                                                               TOTAL RETURN
                                                                                          ----------------------
                                                                                             ONE        SINCE
FUND                                                                             CLASS      YEAR      INCEPTION
-----------------------------------------------------------------------------  ---------  ---------  -----------
Diversified Conservative Income Fund.........................................    Class A       7.22%      11.55%
                                                                                 Class D       6.19%      10.61%
Diversified Conservative Fund................................................    Class A       8.92%      13.53%
                                                                                 Class D       7.84%      12.18%
Diversified Global Moderate Growth Fund......................................    Class A       4.63%      13.63%
                                                                                 Class D       3.54%      12.26%
Diversified Moderate Growth Fund.............................................    Class A       8.87%      15.66%
                                                                                 Class D       7.71%      14.20%
Diversified Global Growth Fund...............................................    Class A       4.63%      14.90%
                                                                                 Class D       3.50%      13.36%
Diversified Global Stock Fund................................................    Class A       4.22%      16.18%
                                                                                 Class D       3.23%      14.95%
Diversified U.S. Stock Fund..................................................    Class A       9.33%      23.34%
                                                                                 Class D       8.18%      22.90%

                       PURCHASE AND REDEMPTION OF SHARES

    The purchase and redemption price of shares is the net asset value of each share. The net asset value of each Fund is determined by SIMC and is based upon the proportional net asset values of each Fund's Underlying SEI Fund shares (plus any available cash). Each Underlying SEI Fund's securities are valued by SIMC pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Underlying SEI Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by an Underlying SEI Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Underlying SEI Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets. A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    You may redeem shares at any time. For an IRA or other tax-deferred account, you must make your redemption request in writing. You should be aware that any distributions personally received by you from the account prior to age 59 1/2 are generally subject to a 10% penalty tax, as well as to ordinary income taxes. To avoid the 10% penalty, you must generally rollover your distribution to another tax-deferred account or tax-qualified retirement plan (if permitted) within 60 days.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Administrator, the Distributor, the and/or the Custodian are not open for business.

                              SHAREHOLDER SERVICES

    DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the Underlying SEI Funds and consider the differences in objectives and policies before making any investment.

    EXCHANGE PRIVILEGE: Some or all of the shares of a Fund's Shares for which payment has been received (I.E., an established account), may be exchanged for Shares of the same Class of other Funds of the Trust. A shareholder may exchange the shares of each Fund's Shares, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares. Exchanges are made at net asset value. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone-proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund (the "Old Fund") to be exchanged and the purchase at net asset value of the shares of the other Funds (the "New Funds"). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred account or tax-qualified retirement plan. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in the Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a Shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectus is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar, or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

    If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders who have held shares for more than 45 days during the 90-day period beginning on the date which is 45 days before the date on which such shares become exdividend with respect to such dividend.

    A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

    Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The Funds will not be able to treat shareholders as having paid their proportionate share of such taxes for foreign tax credit purposes.

    IRAs and participants in other tax-qualified retirement plans generally will not be subject to federal tax liability on either dividend and capital gain distributions from the Funds or redemption of shares of the Funds. Rather, participants in such plans will be taxed when they begin taking distributions from their IRAs and/or the plans. There are various restrictions under the Internal Revenue Code of 1986 (the "Code") on eligibility, contributions and withdrawals, depending on the type of tax-deferred account or tax-qualified retirement plan. The rules governing tax-deferred accounts and tax-qualified retirement plans are complex, and failure to comply with the governing rules and regulations may result in a substantial cost to you, including the loss of tax advantages and the imposition of additional taxes and penalties by the IRS. You should consult with a tax professional on the specific rules governing your own plan.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the effect of federal, state and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers and sub-advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    In connection with transactions effected for Underlying SEI Funds operating within the "Manager of Managers" structure, the various firms that serve as sub-advisers to certain Underlying SEI Funds may direct a substantial portion of that Underlying SEI Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Underlying SEI Fund's advisers or sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular dealer, but the Underlying SEI Fund's advisers or sub-advisers may, consistent with the interests of the Underlying SEI Funds, select brokers on the basis of the research services they provide to the Underlying SEI Fund's advisers and sub-advisers. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the advisers or sub-advisers will be in addition to and not in lieu of the services required to be performed by an Underlying SEI Fund's advisers or sub-advisers under the advisory and sub-advisory agreements. If in the judgment of an Underlying SEI Fund's advisers, the Underlying SEI Fund, or other accounts managed by the Underlying SEI Fund's advisers or sub-advisers, will be benefitted by supplemental research services, the Underlying SEI Fund's advisers or sub-advisers are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of an Underlying SEI Fund's advisers or sub-advisers will not necessarily be reduced as a result of the receipt of such supplemental information.

    The portfolio turnover rate for the fiscal year ended March 31, 1997, March 31, 1998 and March 31, 1999 was as follows:

                                                                                               TURNOVER RATE
                                                                                   -------------------------------------
PORTFOLIO                                                                             1997         1998         1999
---------------------------------------------------------------------------------     -----        -----        -----
Diversified Conservative Income Fund.............................................         27%          52%          63%
Diversified Conservative Fund....................................................         65%          24%          30%
Diversified Global Moderate Growth Fund..........................................          3%          30%          34%
Diversified Moderate Growth Fund.................................................         22%          20%          22%
Diversified Global Growth Fund...................................................         13%          15%          18%
Diversified Global Stock Fund....................................................          0%          10%          30%
Diversified U.S. Stock Fund......................................................         28%          21%          30%

    A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of that Fund, after taking into account the additional distribution, shareholder servicing and transfer agency expenses attributable to Class D Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                     VOTING

    Each share held entitles the Shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to shareholders requesting the meeting.

    Where the Trust's Prospectus or Statement of Additional Information states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because, the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of July 5, 1999, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency, or custodial customers.

ADDRESS                                                                              NUMBER OF SHARES    PERCENTAGE
-----------------------------------------------------------------------------------  -----------------  -------------
DIVERSIFIED CONSERVATIVE INCOME FUND--CLASS A:
NFSC FEBO # 379-181340 ............................................................        119,592            5.70%
Susan Jacobs
Hibsman/Jacobs/Rome Ttees
U/A 11/01/1979
19 Wilbur St.
Lynbrook, NY 11563-2360

Palsan Company ....................................................................        272,795           13.01%
C/O Sumitomo Bank of California
320 California Street, 3rd Floor
Trust Department-Stephen N. Emigh
San Francisco, CA 94104-1403

SEI Trust Company .................................................................        792,686           37.80%
Attn: Jacqueline Esposito
680 E. Swedesford Road
Wayne, PA 19087-1610

GABCO .............................................................................        135,416            7.41%
German American Bank
Attn: Norm Kempf
711 Main Street
Jasper, IN 47546-3042

DIVERSIFIED CONSERVATIVE INCOME FUND--CLASS A:
Bankers Trust A Trustee for Hercules Incorporated .................................        402,280            9.88%
Attn: Andrew Bertone
BTNY Services
100 Plaza One Mail Stop 3064
Jersey City, NJ 07311-3901

SEI Trust Company .................................................................      2,580,824           63.36%
Attn: Jacqueline Esposito
680 E. Swedesford Road
Wayne, PA 19087-1610

DIVERSIFIED GLOBAL GROWTH FUND--CLASS A:
SEI Trust Company .................................................................      4,013,528           63.88%
Attn: Jacqueline Esposito
680 E. Swedesford Road
Wayne, PA 19087-1610

GABCO .............................................................................        690,438           10.99%
German American Bank
Attn: Norm Kempf
711 Main Street
Jasper, IN 47546-3042

ADDRESS                                                                              NUMBER OF SHARES    PERCENTAGE
-----------------------------------------------------------------------------------  -----------------  -------------

DIVERSIFIED U.S. STOCK FUND--CLASS A:
SEI Trust Company .................................................................      2,115,778           49.79%
Attn: Jacqueline Esposito
680 E. Swedesford Road
Wayne, PA 19087-1610

F&M Company .......................................................................        236,485            5.57%
C/O F&M Bank - Winchester
Attn: Roxanne Caniford
P.O. Box 2800
Winchester, VA 22604-2000

GABCO .............................................................................        350,561            8.25%
German American Bank
Attn: Norm Kempf
711 Main Street
Jasper, IN 47546-3042

DIVERSIFIED GLOBAL MODERATE GROWTH FUND--CLASS A:
Grand Old Co ......................................................................        200,461            8.99%
C/O First National Bank of Zanesville
Attn: Roberta Schenkel
PO Box 2307
Zanesville, OH 43702-2307

Palsan Company ....................................................................        135,734            6.08%
C/O Sumitomo Bank of California
320 California Street, 3rd Floor
Trust Department - Stephen N. Emigh
San Francisco, CA 94101-1403

SEI Trust Company .................................................................      1,535,747           68.84%
Attn: Jacqueline Esposito
680 E. Swedesford Rd.
Wayne, PA 19087-1610

DIVERSIFIED GLOBAL STOCK FUND--CLASS A:
Valle .............................................................................        186,139            5.17%
C/O Marshall & Iisley
1000 North Water Street-TR11
Milwaukee, WI 53202-6648

Charles Scwab and Company .........................................................        197,429            5.48%
101 Montgomery Street
Attn: Mutual Funds Dept
San Francisco, CA 94104-4122

SEI Trust Company .................................................................      2,684,178           74.50%
Attn: Jacqueline Esposito
680 E. Swedesford Road
Wayne, PA 19087-1610

                              FINANCIAL STATEMENTS

    The Trust's financial statements for the fiscal year ended March 31, 1999, including notes thereto and the report of PricewaterhouseCoopers, LLP thereon, are incorporated by reference. A copy of the 1999 Annual Report must accompany the delivery of this Statement of Additional Information.

                                   CUSTODIAN

    SEI Investments Fund Management, which also serves as transfer agent for the Underlying SEI Funds, also maintains custody of assets of each Fund that consist of uncertificated shares of the Underlying SEI Funds. First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as the Custodian for the non-mutual fund assets of each Fund (the "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act, and acts as wire agent of the Trust's assets.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights included in the prospectuses have been audited by PricewaterhouseCoopers, LLP, 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, independent public accountants, as indicated by their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust and to the Underlying SEI Funds.

                                    APPENDIX

                     DESCRIPTION OF CORPORATE BOND RATINGS

                           MOODY'S RATING DEFINITIONS

LONG TERM BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

    Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

    When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

    Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

    Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

------------------------

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                      STANDARD & POOR'S RATING DEFINITIONS

    A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

    The ratings are based, in varying degrees, on the following considerations:

    (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    (2) The obligation's nature and provisions.

    (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

    Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS DEFINITIONS

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

    Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c     The letter 'c' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

     *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

    DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS
TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

INVESTMENT AND SPECULATIVE GRADES

    The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt rated 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

    Ratings continue as a factor in may regulations, both in the U.S. and abroad, notably in Japan. For example, the Securities and Exchange Commission
(SEC) requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

    SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

    Moody's description of its three highest short-term debt ratings:

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    S&P's description of its three highest short-term debt ratings:

A-1   This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2   Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3   Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                           PART C: OTHER INFORMATION

Item 23.  EXHIBITS:

(a)        Agreement and Declaration of Trust of the Registrant, dated October 20, 1995
             (incorporated herein by reference to Initial Registration Statement, filed on December 1, 1995).
(b)(1)     By-Laws of the Registrant (incorporated herein by reference to Initial
             Registration Statement, filed on December 1, 1995).
(b)(2)     Amended By-Laws (incorporated herein by reference to Post-Effective
             Amendment No. 2, filed on May 30, 1997).
(c)        Not applicable.
(d)        Investment Advisory Agreement between the Registrant and SEI Financial
             Management Corporation, (incorporated herein by reference to Pre-Effective
             Amendment No. 1 to Registration Statement filed March 1, 1996).
(e)        Distribution Agreement between the Registrant and SEI Investments
             Distribution Co., (formerly SEI Financial Services Company), (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration
             Statement filed March 1, 1996).
(f)        Not applicable.
(g)        Custodian Agreement between the Registrant and CoreStates Bank, N.A.,
             (incorporated herein by reference to Pre-Effective Amendment No. 1 to
             Registration Statement filed March 1, 1996).
(h)(1)     Administration Agreement between the Registrant and SEI Financial Management
             Corporation, (incorporated herein by reference to Pre-Effective Amendment
             No. 1 to Registration Statement filed March 1, 1996).
(h)(2)     Transfer Agent Agreement between the Registrant and SEI Financial Management
             Corporation, (incorporated herein by reference to Pre-Effective Amendment
             No. 1 to Registration Statement filed March 1, 1996).
(i)        Opinion and Consent of Counsel filed herewith.
(j)        Consent of Independent Accountants filed herewith
(k)        Not applicable.
(l)        Not applicable.
(m)        Distribution Plan, Class D shares, (incorporated by reference to
             Pre-Effective Amendment No. 1 to Registration Statement filed March 1,
             1996).
(o)        18f-3 Plan, (incorporated herein by reference to Pre-Effective Amendment No.
             1 to Registration Statement filed March 1, 1996).
(p)        Powers of Attorney for William M. Doran, F. Wendell Gooch, Frank E. Morris,
             James M. Storey, George J. Sullivan, Jr., Edward D. Loughlin, Mark E.
             Nagle, and Robert A. Nesher (incorporated herein by reference to
             Post-Effective Amendment No. 3 filed on July 24, 1998).

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Financial Services Company, other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  INDEMNIFICATION:

    Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

ADVISER

    SEI Investments Management Company ("SIMC") is the investment adviser for the Trust. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

SEI INVESTMENTS MANAGEMENT CORPORATION

NAME AND POSITION
 WITH INVESTMENT
     ADVISER               NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
------------------  ------------------------------------  ----------------------------------
Alfred P. West,     SEI Investments Company
  Jr.                                                     Director, Chairman and CEO
  Chairman,         SEI Investments Distribution Co.      Director and Chairman
  CEO, Director     SEI Inc. (Canada)                     Director
                    SEI Ventures, Inc.                    Director, Chairman & President
                    SEI Funds, Inc.                       CEO & Chairman of the Board of
                                                            Directors
                    Rembrandt Financial Services Company  Chairman of the Board of the Board
                                                            of Directors
                    SEI Global Investment Corp.           Director, CEO & Chairman
                    SEI Investments Global Management
                      (Cayman), Limited                   Chairman & CEO
                    SEI Capital AG                        Director, Chairman of the Board
                    SEI Global Capital Investments, Inc.  Director, CEO & Chairman
                    CR Financial Services Company         Director, Chairman of the Board
                    CR Capital Resources, Inc.            Director, Chairman of the Board
                    SEI Investments Mutual Fund Services  Chairman & CEO
                    SEI Investments Fund Management       Chairman & CEO
                    SEI Global Holdings (Cayman) Inc.     Chairman & CEO

Carmen V. Romeo     SEI Investments Company               Director, Executive Vice
  Director,                                                 President, President--Investment
  Executive                                                 Advisory Group
  Vice President    SEI Investments Distribution Co.      Director
                    SEI Trust Company                     Director
                    SEI Ventures, Inc.                    Director, Executive Vice President
                    SEI Investments Developments, Inc.    Director, President
                    SEI Funds, Inc.                       Executive Vice President
                    Rembrandt Financial Services Company  Director, Executive Vice President
                    SEI Global Investments Corp.          Executive Vice President
                    SEI Global Investments Inc.           Director, Executive Vice President
                    SEI Primus Holding Corp.              Director, President
                    CR Financial Services Company         Director
                    CR Capital Resources, Inc.            Director
                    SEI Investments Mutual Fund Services  Executive Vice President
                    SEI Investments Fund Management       Executive Vice President

NAME AND POSITION
 WITH INVESTMENT
     ADVISER               NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
------------------  ------------------------------------  ----------------------------------
Richard B. Lieb     SEI Investments Company               Director, Executive Vice
  Executive Vice                                            President, President--Investment
  President                                                 Systems & Services Division
                    SEI Investments Distribution Co.      Executive Vice President
                    SEI Trust Company                     Director & Chairman of the Board
                    SEI Investments Mutual Fund Services  Executive Vice President
                    SEI Investments Fund Management       Executive Vice President

Edward Loughlin     SEI Investments Company               Executive Vice President,
  Executive Vice                                            President-- Asset Management
                                                            Division
  President         SEI Insurance Group, Inc.             Director, President & Secretary
                    SEI Funds, Inc.                       Executive Vice President
                    SEI Advanced Capital Management,
                      Inc.                                Director & President
                    SEI Investments Mutual Fund Services  Executive Vice President
                    SEI Investments Fund Management       Executive Vice President

Kevin P. Robins     SEI Investments Company               Senior Vice President, General
  Senior Vice                                               Counsel & Assistant Secretary
  President,        SEI Investments Distribution Co.      Senior Vice President, General
  General                                                   Counsel
  Counsel &         SEI Inc. (Canada)                     Senior Vice President, General
  Secretary                                                 Counsel & Secretary
                    SEI Trust Company                     Director, Senior Vice President,
                                                            General Counsel & Assistant
                                                            Secretary
                    SEI Investments, Inc.                 Senior Vice President, General
                                                            Counsel & Secretary
                    SEI Ventures, Inc.                    Senior Vice President, General
                                                            Counsel & Secretary
                    SEI Investments Developments, Inc.    Senior Vice President, General
                                                            Counsel & Secretary
                    SEI Insurance Group, Inc.             Senior Vice President, General
                                                            Counsel
                    SEI Funds, Inc.                       Senior Vice President, General
                                                            Counsel & Secretary
                    Rembrandt Financial Services Company  Vice President & Assistant
                                                            Secretary
                    SEI Global Investments Corp.          Senior Vice President, General
                                                            Counsel & Secretary
                    SEI Advanced Capital Management,      Senior Vice President, General
                      Inc.                                  Counsel & Secretary
                    SEI Investments Global Management     Director, General Counsel &
                      (Cayman), Limited                     Secretary
                    SEI Global Capital Investments Inc.   Senior Vice President, General
                                                            Counsel & Secretary
                    SEI Primus Holding Corp.              Senior Vice President, General
                                                            Counsel & Secretary
                    CR Capital Resources, Inc.            Senior Vice President
                    SEI Investments Mutual Fund Services  Senior Vice President, General
                                                            Counsel & Secretary
                    SEI Investments Fund Management       Senior Vice President, General
                                                            Counsel & Secretary

ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                        July 15, 1982
SEI Liquid Asset Trust                        November 29, 1982
SEI Tax Exempt Trust                          December 3, 1982
SEI Index Funds                               July 10, 1985
SEI Institutional Managed Trust               January 22, 1987
SEI Institutional International Trust         August 30, 1988
The Advisors' Inner Circle Fund               November 14, 1991
The Pillar Funds                              February 28, 1992
CUFUND                                        May 1, 1992
STI Classic Funds                             May 29, 1992
First American Funds, Inc.                    November 1, 1992
First American Investment Funds, Inc.         November 1, 1992
The Arbor Fund                                January 28, 1993
Boston 1784 Funds-Registered Trademark-       June 1, 1993
The PBHG Funds, Inc.                          July 16, 1993
Morgan Grenfell Investment Trust              January 3, 1994
The Achievement Funds Trust                   December 27, 1994
Bishop Street Funds                           January 27, 1995
CrestFunds, Inc.                              March 1, 1995
STI Classic Variable Trust                    August 18, 1995
ARK Funds                                     November 1, 1995
Huntington Funds                              January 11, 1996
FMB Funds, Inc.                               March 1, 1996
TIP Funds                                     April 28, 1996
SEI Institutional Investments Trust           June 14, 1996
First American Strategy Funds, Inc.           October 1, 1996
HighMark Funds                                February 15, 1997
Armada Funds                                  March 8, 1997
PBHG Insurance Series Fund, Inc.              April 1, 1997
The Expedition Funds                          June 9, 1997
Alpha Select Funds                            January 1, 1998
Oak Associates Funds                          February 27, 1998
The Nevis Funds                               June 29, 1998
The Parkstone Group of Funds                  September 14, 1998
CNI Charter Funds                             April 1, 1999

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                              POSITION AND OFFICE                                    POSITIONS AND OFFICES
NAME                          WITH UNDERWRITER                                          WITH REGISTRANT
---------------------------------------------------------------------------  --------------------------------------
Alfred P. West, Jr.           Director, Chairman of the Board of Directors                     --
Henry H. Greer                Director                                                         --
Carmen V. Romeo               Director                                                         --
Mark J. Held                  President & Chief Operating Officer                              --
Gilbert L. Beebower           Executive Vice President                                         --
Richard B. Lieb               Executive Vice President                                         --
Dennis J. McGonigle           Executive Vice President                                         --
Robert M. Silvestri           Chief Financial Officer & Treasurer                              --
Leo J. Dolan, Jr.             Senior Vice President                                            --
Carl A. Guarino               Senior Vice President                                            --
Larry Hutchison               Senior Vice President                                            --
Jack May                      Senior Vice President                                            --
Hartland J. McKeown           Senior Vice President                                            --
Barbara J. Moore              Senior Vice President                                            --
Kevin P. Robins               Senior Vice President & General Counsel        Vice President and Assistant Secretary
Patrick K. Walsh              Senior Vice President                                            --
Robert Aller                  Vice President                                                   --
Gordon W. Carpenter           Vice President                                                   --
Todd Cipperman                Vice President & Assistant Secretary           Vice President and Assistant Secretary
S. Courtney E. Collier        Vice President & Assistant Secretary                             --
Robert Crudup                 Vice President & Managing Director                               --
Barbara Doyne                 Vice President                                                   --
Jeff Drennen                  Vice President                                                   --
Vic Galef                     Vice President & Managing Director                               --
Lydia A. Gavalis              Vice President & Assistant Secretary                             --
Greg Gettinger                Vice President & Assistant Secretary                             --
Kathy Heilig                  Vice President                                                   --
Jeff Jacobs                   Vice President                                                   --
Samuel King                   Vice President                                                   --

                              POSITION AND OFFICE                                    POSITIONS AND OFFICES
NAME                          WITH UNDERWRITER                                          WITH REGISTRANT
---------------------------------------------------------------------------  --------------------------------------
Kim Kirk                      Vice President & Managing Director                               --
John Krzeminskl               Vice President & Managing Director                               --
Carolyn McLaurin              Vice President & Managing Director                               --
W. Kelso Morrill              Vice President                                                   --
Mark Nagle                    Vice President                                 Controller and Chief Financial Officer
Joanne Nelson                 Vice President                                                   --
Joseph M. O'Donnell           Vice President & Assistant Secretary             Vice President & Assistant Secretary
Cynthia M. Parrish            Vice President & Assistant Secretary             Vice President & Assistant Secretary
Kim Rainey                    Vice President                                                   --
Rob Redican                   Vice President                                                   --
Maria Rinehart                Vice President                                                   --
Mark Samuels                  Vice President & Managing Director                               --
Steve Smith                   Vice President                                                   --
Daniel Spaventa               Vice President                                                   --
Kathryn L. Stanton            Vice President & Assistant Secretary             Vice President & Assistant Secretary
Lynda J. Striegel             Vice President & Assistant Secretary                             --
Lori L. White                 Vice President & Assistant Secretary                             --
Wayne M. Withrow              Vice President & Assistant Secretary                             --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, Pennsylvania 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
    (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and
    31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Fund Management
           Oaks, Pennsylvania 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser:

           SEI Investments Management Corporation
           Oaks, Pennsylvania 19456

ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    None.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 28th day of July, 1999.

                                SEI ASSET ALLOCATION TRUST

                                By:            /s/ EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                         PRESIDENT, CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

              *
------------------------------  Trustee                        July 28, 1999
       William M. Doran

              *
------------------------------  Trustee                        July 28, 1999
       F. Wendell Gooch

              *
------------------------------  Trustee                        July 28, 1999
      George J. Sullivan

              *
------------------------------  Trustee                        July 28, 1999
       James M. Storey

              *
------------------------------  Trustee                        July 28, 1999
       Robert A. Nesher

    /s/ EDWARD D. LOUGHLIN
------------------------------  President, Chief Executive     July 28, 1999
      Edward D. Loughlin          Officer

      /s/ MARK E. NAGLE
------------------------------  Controller and Chief           July 28, 1999
        Mark E. Nagle             Financial Officer

*By:   /s/ EDWARD D. LOUGHLIN
      -------------------------
         Edward D. Loughlin
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

      EXHIBIT
--------------------
Ex-99.Ba              Agreement and Declaration of Trust of the Registrant, dated October 20, 1995
                        (incorporated by reference to Initial Registration Statement, filed on December
                        1, 1995).

Ex-99.Bb(1)           By-Laws of the Registrant (incorporated by reference to Initial Registration
                        Statement, filed on December 1, 1995).

Ex-99.Bb(2)           Amended By-Laws (incorporated by reference to Post-Effective Amendment No. 2, filed on May 30, 1997).

Ex-99.Bd              Investment Advisory Agreement between the Registrant and SEI Financial Management
                        Corporation, (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement filed March 1, 1996).

Ex-99.Be              Distribution Agreement between Registrant and SEI Investments Distribution Co.,
                        (formerly, SEI Financial Services Company), (incorporated herein by reference to
                        Pre-Effective Amendment No. 1 to Registration Statement filed March 1, 1996).

Ex-99.Bg              Custodian Agreement between the Registrant and CoreStates Bank, N.A., (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement
                        filed March 1, 1996).

Ex-99.Bh(1)           Administration Agreement between the Registrant and SEI Financial Management
                        Corporation, (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement filed March 1, 1996).

Ex-99.Bh(2)           Transfer Agent Agreement between the Registrant and SEI Financial Management
                        Corporation, (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement filed March 1, 1996).

Ex-99.Bi              Opinion and Consent of Counsel filed herewith.

Ex-99.Bj              Consent of Independent Public Accountants filed herewith.

Ex-99.Bm              Distribution Plan, Class D shares, (incorporated herein by reference to Pre-
                        Effective Amendment No. 1 to Registration Statement filed March 1, 1996).

Ex-99.Bo              18f-3 Plan, (incorporated herein by reference to Pre-Effective Amendment No. 1 to
                        Registration Statement filed March 1, 1996).

Ex-99.Bp              Powers of Attorney for William M. Doran, F. Wendell Gooch, Frank E. Morris, James
                        M. Storey, George J. Sullivan, Jr., Edward D. Loughlin, Mark E. Nagle, and Robert
                        A. Nesher (incorporated herein by reference to Post-Effective Amendment No. 3 filed July 24, 1998).